UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-21598)

Exact name of registrant as specified in charter:	Putnam Target Date Funds

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Stephen Tate, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

James E. Thomas, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	August 31, 2024

Date of reporting period:	September 1, 2023 – February 29, 2024

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

FRANKLIN TEMPLETON

Putnam Retirement Advantage Funds

Semiannual report
2 | 29 | 24

The Securities and Exchange Commission has adopted new regulations that will result in changes to the design and delivery of annual and semiannual shareholder reports beginning in July 2024.

If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.

Otherwise, paper copies of the Fund's shareholder reports will be mailed to you beginning in July 2024.

Putnam Retirement Advantage Funds invest in a diversified mix of Putnam portfolios and funds to match the time horizons of retirement investors.

Putnam Retirement
Advantage
Funds

Putnam Retirement Advantage 2065 Fund	Putnam Retirement Advantage 2040 Fund
Putnam Retirement Advantage 2060 Fund	Putnam Retirement Advantage 2035 Fund
Putnam Retirement Advantage 2055 Fund	Putnam Retirement Advantage 2030 Fund
Putnam Retirement Advantage 2050 Fund	Putnam Retirement Advantage 2025 Fund
Putnam Retirement Advantage 2045 Fund	Putnam Retirement Advantage Maturity Fund

Semiannual report
2 | 29 | 24

Message from the Trustees	1
Your fund at a glance	2
Your fund’s expenses	3
Other information for shareholders	8
Important notice regarding Putnam’s privacy policy	9
Financial statements	10
Shareholder meeting results	104

Message from the Trustees

April 10, 2024

Dear Fellow Shareholder:

We are pleased to report that on January 1, 2024, Franklin Resources, Inc., a leading global asset management firm operating as Franklin Templeton, acquired Putnam Investments. With complementary capabilities and an established infrastructure serving over 150 countries, Franklin Templeton enhances Putnam’s investment, risk management, operations, and technology platforms. Together, our firms are committed to delivering strong fund performance and more choices for our investors.

We are also excited to welcome Jane E. Trust as an interested trustee to your Board of Trustees. Ms. Trust contributes over 30 years of investment management experience to The Putnam Funds, and has served as Senior Vice President, Fund Board Management, at Franklin Templeton since 2020.

As we enter this new chapter, you can rest assured that your fund continues to be actively managed by the same experienced professionals. Your investment team is exploring new and attractive opportunities for your fund while monitoring changing market conditions.

Thank you for investing with Putnam.

Your fund at a glance

Allocations by fund as of 2/29/24

Underlying Putnam Fund	2065 Fund	2060 Fund	2055 Fund	2050 Fund	2045 Fund	2040 Fund	2035 Fund	2030 Fund	2025 Fund	Maturity Fund
Putnam Dynamic Asset Allocation
Equity Fund Class P	78.2%	66.8%	44.2%	19.4%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
Putnam Dynamic Asset Allocation
Growth Fund Class P	21.4%	32.7%	55.2%	79.9%	96.8%	61.1%	7.8%	0.0%	0.0%	0.0%
Putnam Dynamic Asset Allocation
Balanced Fund Class P	0.0%	0.0%	0.0%	0.0%	1.2%	35.7%	88.0%	44.4%	6.2%	0.0%
Putnam Dynamic Asset Allocation
Conservative Fund Class P	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	36.8%	22.0%	0.0%
Putnam Multi-Asset Income
Fund Class P	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	13.3%	65.8%	94.0%
Putnam Short Term Investment
Fund Class G	0.5%	0.5%	0.5%	0.7%	2.0%	3.1%	4.2%	5.4%	6.0%	6.0%

Percentages are based on net assets as of 2/29/24. Portfolio composition will vary over time. Due to rounding, percentages may not equal 100%.

2 Retirement Advantage Funds

Your fund’s expenses

As a mutual fund investor, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. In the most recent six-month period, your fund’s expenses were limited; had expenses not been limited, they would have been higher. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial representative.

Expense ratios

	Class A	Class C	Class R	Class R3	Class R4	Class R5	Class R6	Class Y
2065 Fund
Net expenses for the fiscal year
ended 8/31/23*†	0.80%	1.55%	1.20%	0.95%	0.70%	0.55%	0.45%	0.55%
Total annual operating expenses
for the fiscal year ended 8/31/23†	29.20%	29.95%	29.60%	29.35%	29.10%	28.95%	28.85%	28.95%
Annualized expense ratio for the
six-month period ended 2/29/24#	0.19%	0.94%	0.59%	0.34%	0.09%	–0.06%	–0.16%	–0.06%
2060 Fund
Net expenses for the fiscal year
ended 8/31/23*†	0.80%	1.55%	1.20%	0.95%	0.70%	0.55%	0.45%	0.55%
Total annual operating expenses
for the fiscal year ended 8/31/23†	5.90%	6.65%	6.30%	6.05%	5.80%	5.65%	5.55%	5.65%
Annualized expense ratio for the
six-month period ended 2/29/24#	0.18%	0.93%	0.58%	0.33%	0.08%	–0.07%	–0.17%	–0.07%
2055 Fund
Net expenses for the fiscal year
ended 8/31/23*†	0.80%	1.55%	1.20%	0.95%	0.70%	0.55%	0.45%	0.55%
Total annual operating expenses
for the fiscal year ended 8/31/23†	3.91%	4.66%	4.31%	4.06%	3.81%	3.66%	3.56%	3.66%
Annualized expense ratio for the
six-month period ended 2/29/24#	0.17%	0.92%	0.57%	0.32%	0.07%	–0.08%	–0.18%	–0.08%
2050 Fund
Net expenses for the fiscal year
ended 8/31/23*†	0.80%	1.55%	1.20%	0.95%	0.70%	0.55%	0.45%	0.55%
Total annual operating expenses
for the fiscal year ended 8/31/23†	3.22%	3.97%	3.62%	3.37%	3.12%	2.97%	2.87%	2.97%
Annualized expense ratio for the
six-month period ended 2/29/24#	0.16%	0.91%	0.56%	0.31%	0.06%	–0.09%	–0.19%	–0.09%
2045 Fund
Net expenses for the fiscal year
ended 8/31/23*	0.80%	1.55%	1.20%	0.95%	0.70%	0.55%	0.45%	0.55%
Total annual operating expenses
for the fiscal year ended 8/31/23	2.58%	3.33%	2.98%	2.73%	2.48%	2.33%	2.23%	2.33%
Annualized expense ratio for the
six-month period ended 2/29/24#	0.16%	0.91%	0.56%	0.31%	0.06%	–0.09%	–0.19%	–0.09%

Retirement Advantage Funds 3

Expense ratios cont.

	Class A	Class C	Class R	Class R3	Class R4	Class R5	Class R6	Class Y
2040 Fund
Net expenses for the fiscal year
ended 8/31/23*†	0.80%	1.55%	1.20%	0.95%	0.70%	0.55%	0.45%	0.55%
Total annual operating expenses
for the fiscal year ended 8/31/23†	2.57%	3.32%	2.97%	2.72%	2.47%	2.32%	2.22%	2.32%
Annualized expense ratio for the
six-month period ended 2/29/24#	0.19%	0.94%	0.59%	0.34%	0.09%	–0.06%	–0.16%	–0.06%
2035 Fund
Net expenses for the fiscal year
ended 8/31/23*	0.80%	1.55%	1.20%	0.95%	0.70%	0.55%	0.45%	0.55%
Total annual operating expenses
for the fiscal year ended 8/31/23	2.16%	2.91%	2.56%	2.31%	2.06%	1.91%	1.81%	1.91%
Annualized expense ratio for the
six-month period ended 2/29/24#	0.23%	0.98%	0.63%	0.38%	0.13%	–0.02%	–0.12%	–0.02%
2030 Fund
Net expenses for the fiscal year
ended 8/31/23*	0.80%	1.55%	1.20%	0.95%	0.70%	0.55%	0.45%	0.55%
Total annual operating expenses
for the fiscal year ended 8/31/23	2.20%	2.95%	2.60%	2.35%	2.10%	1.95%	1.85%	1.95%
Annualized expense ratio for the
six-month period ended 2/29/24#	0.25%	1.00%	0.65%	0.40%	0.15%	0.00%	–0.10%	0.00%
2025 Fund
Net expenses for the fiscal year
ended 8/31/23*	0.80%	1.55%	1.20%	0.95%	0.70%	0.55%	0.45%	0.55%
Total annual operating expenses
for the fiscal year ended 8/31/23	2.12%	2.87%	2.52%	2.27%	2.02%	1.87%	1.77%	1.87%
Annualized expense ratio for the
six-month period ended 2/29/24#	0.33%	1.08%	0.73%	0.48%	0.23%	0.08%	–0.02%	0.08%
Maturity Fund
Net expenses for the fiscal year
ended 8/31/23*†	0.80%	1.55%	1.20%	0.95%	0.70%	0.55%	0.45%	0.55%
Total annual operating expenses
for the fiscal year ended 8/31/23†	2.01%	2.76%	2.41%	2.16%	1.91%	1.76%	1.66%	1.76%
Annualized expense ratio for the
six-month period ended 2/29/24#	0.41%	1.16%	0.81%	0.56%	0.31%	0.16%	0.06%	0.16%

Fiscal year expense information in this table is taken from the most recent prospectus, is subject to change, and differs from that shown for the annualized expense ratio and in the financial highlights of this report.

Expenses are shown as a percentage of average net assets.

Prospectus expense information also includes the impact of acquired fund fees and expense in which each fund invests (see table below), which are not included in financial highlights or annualized expense ratios.

2065 Fund	0.63%
2060 Fund	0.63%
2055 Fund	0.64%
2050 Fund	0.65%
2045 Fund	0.64%
2040 Fund	0.61%
2035 Fund	0.57%
2030 Fund	0.55%
2025 Fund	0.44%
Maturity Fund	0.39%

* Reflects Putnam Management’s decision to contractually limit expenses through 12/30/26.

† Restated to reflect current fees.

# Excludes the expense ratio of the underlying Putnam mutual funds.

4 Retirement Advantage Funds

Expenses per $1,000

The following table shows the expenses you would have paid on a $1,000 investment in each fund from 9/1/23 to 2/29/24. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

	Class A	Class C	Class R	Class R3	Class R4	Class R5	Class R6	Class Y
2065 Fund
Expenses paid per $1,000*†	$1.01	$5.00	$3.14	$1.81	$0.48	$(0.32)	$(0.85)	$(0.32)
Ending value (after expenses)	$1,144.70	$1,140.80	$1,142.40	$1,143.60	$1,145.70	$1,146.40	$1,147.60	$1,146.40
2060 Fund
Expenses paid per $1,000*†	$0.96	$4.95	$3.09	$1.76	$0.43	$(0.37)	$(0.91)	$(0.37)
Ending value (after expenses)	$1,142.10	$1,138.80	$1,140.70	$1,141.70	$1,143.30	$1,143.50	$1,144.50	$1,143.60
2055 Fund
Expenses paid per $1,000*†	$0.90	$4.88	$3.03	$1.70	$0.37	$(0.43)	$(0.96)	$(0.43)
Ending value (after expenses)	$1,138.70	$1,135.30	$1,137.00	$1,138.30	$1,139.40	$1,141.10	$1,140.90	$1,141.10
2050 Fund
Expenses paid per $1,000*†	$0.85	$4.82	$2.97	$1.65	$0.32	$(0.48)	$(1.01)	$(0.48)
Ending value (after expenses)	$1,135.90	$1,130.70	$1,132.90	$1,135.30	$1,135.90	$1,137.00	$1,136.70	$1,136.90
2045 Fund
Expenses paid per $1,000*†	$0.85	$4.81	$2.96	$1.64	$0.32	$(0.48)	$(1.01)	$(0.48)
Ending value (after expenses)	$1,130.10	$1,125.90	$1,128.60	$1,128.70	$1,131.30	$1,131.60	$1,132.60	$1,132.00
2040 Fund
Expenses paid per $1,000*†	$1.00	$4.95	$3.11	$1.79	$0.48	$(0.32)	$(0.85)	$(0.32)
Ending value (after expenses)	$1,123.60	$1,117.80	$1,120.70	$1,122.00	$1,123.70	$1,123.70	$1,124.60	$1,124.00
2035 Fund
Expenses paid per $1,000*†	$1.21	$5.13	$3.30	$1.99	$0.68	$(0.11)	$(0.63)	$(0.11)
Ending value (after expenses)	$1,112.40	$1,107.20	$1,109.50	$1,110.70	$1,112.50	$1,113.50	$1,113.40	$1,112.40
2030 Fund
Expenses paid per $1,000*†	$1.30	$5.19	$3.38	$2.08	$0.78	$—	$(0.52)	$—
Ending value (after expenses)	$1,090.40	$1,085.70	$1,088.50	$1,088.70	$1,089.40	$1,091.50	$1,091.40	$1,091.60
2025 Fund
Expenses paid per $1,000*†	$1.70	$5.55	$3.76	$2.47	$1.19	$0.41	$(0.10)	$0.41
Ending value (after expenses)	$1,073.10	$1,068.50	$1,071.20	$1,071.60	$1,074.10	$1,074.30	$1,075.40	$1,074.70
Maturity Fund
Expenses paid per $1,000*†	$2.11	$5.96	$4.17	$2.88	$1.60	$0.82	$0.31	$0.82
Ending value (after expenses)	$1,069.50	$1,065.60	$1,068.20	$1,069.20	$1,070.10	$1,070.60	$1,071.10	$1,070.60

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 2/29/24. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period (182); and then dividing that result by the number of days in the year (366).

Retirement Advantage Funds 5

Estimate the expenses you paid

To estimate the expenses you paid for the six months ended 8/31/23, use the following calculation method. To find the value of your investment on 3/1/23, call Putnam at 1-800-225-1581.

6 Retirement Advantage Funds

Compare expenses using the SEC’s method

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the following table shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in each of the Retirement Advantage Funds with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

	Class A	Class C	Class R	Class R3	Class R4	Class R5	Class R6	Class Y
2065 Fund
Expenses paid per $1,000*†	$0.96	$4.72	$2.97	$1.71	$0.45	$(0.30)	$(0.81)	$(0.30)
Ending value (after expenses)	$1,023.92	$1,020.19	$1,021.93	$1,023.17	$1,024.42	$1,025.16	$1,025.66	$1,025.16
2060 Fund
Expenses paid per $1,000*†	$0.91	$4.67	$2.92	$1.66	$0.40	$(0.35)	$(0.86)	$(0.35)
Ending value (after expenses)	$1,023.97	$1,020.24	$1,021.98	$1,023.22	$1,024.47	$1,025.21	$1,025.71	$1,025.21
2055 Fund
Expenses paid per $1,000*†	$0.86	$4.62	$2.87	$1.61	$0.35	$(0.40)	$(0.91)	$(0.40)
Ending value (after expenses)	$1,024.02	$1,020.29	$1,022.03	$1,023.27	$1,024.52	$1,025.26	$1,025.76	$1,025.26
2050 Fund
Expenses paid per $1,000*†	$0.81	$4.57	$2.82	$1.56	$0.30	$(0.45)	$(0.96)	$(0.45)
Ending value (after expenses)	$1,024.07	$1,020.34	$1,022.08	$1,023.32	$1,024.57	$1,025.31	$1,025.81	$1,025.31
2045 Fund
Expenses paid per $1,000*†	$0.81	$4.57	$2.82	$1.56	$0.30	$(0.45)	$(0.96)	$(0.45)
Ending value (after expenses)	$1,024.07	$1,020.34	$1,022.08	$1,023.32	$1,024.57	$1,025.31	$1,025.81	$1,025.31
2040 Fund
Expenses paid per $1,000*†	$0.96	$4.72	$2.97	$1.71	$0.45	$(0.30)	$(0.81)	$(0.30)
Ending value (after expenses)	$1,023.92	$1,020.19	$1,021.93	$1,023.17	$1,024.42	$1,025.16	$1,025.66	$1,025.16
2035 Fund
Expenses paid per $1,000*†	$1.16	$4.92	$3.17	$1.91	$0.65	$(0.10)	$(0.60)	$(0.10)
Ending value (after expenses)	$1,023.72	$1,019.99	$1,021.73	$1,022.97	$1,024.22	$1,024.96	$1,025.46	$1,024.96
2030 Fund
Expenses paid per $1,000*†	$1.26	$5.02	$3.27	$2.01	$0.75	$—	$(0.50)	$—
Ending value (after expenses)	$1,023.62	$1,019.89	$1,021.63	$1,022.87	$1,024.12	$1,024.86	$1,025.36	$1,024.86
2025 Fund
Expenses paid per $1,000*†	$1.66	$5.42	$3.67	$2.41	$1.16	$0.40	$(0.10)	$0.40
Ending value (after expenses)	$1,023.22	$1,019.49	$1,021.23	$1,022.48	$1,023.72	$1,024.47	$1,024.96	$1,024.47
Maturity Fund
Expenses paid per $1,000*†	$2.06	$5.82	$4.07	$2.82	$1.56	$0.81	$0.30	$0.81
Ending value (after expenses)	$1,022.82	$1,019.10	$1,020.84	$1,022.08	$1,023.32	$1,024.07	$1,024.57	$1,024.07

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 2/29/24. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period (182); and then dividing that result by the number of days in the year (366).

Retirement Advantage Funds 7

Other information for shareholders

Important notice regarding delivery of shareholder documents

In accordance with Securities and Exchange Commission (SEC) regulations, your fund’s manager sends a single notice of internet availability, or a single printed copy, of annual and semiannual shareholder reports, prospectuses, and proxy statements to shareholders who share the same address, unless a shareholder requests otherwise. If you prefer to receive your own copy of these documents, please call 1-800-225-1581 or, for exchange-traded funds only, 1-833-228-5577. We will begin sending individual copies within 30 days.

Proxy voting

The Putnam Funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2023, are available in the Individual Investors section of putnam.com and on the SEC’s website, www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain The Putnam Funds’ proxy voting guidelines and procedures at no charge by calling Shareholder Services at 1-800-225-1581 or, for exchange-traded funds only, 1-833-228-5577.

Fund portfolio holdings

Each fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain each fund’s Form N-PORT on the SEC’s website at www.sec.gov.

8 Retirement Advantage Funds

Important notice regarding Putnam’s privacy policy

In order to conduct business with our shareholders, we must obtain certain personal information such as account holders’ names, addresses, Social Security numbers, and dates of birth. Using this information, we are able to maintain accurate records of accounts and transactions.

It is our policy to protect the confidentiality of our shareholder information, whether or not a shareholder currently owns shares of our funds. In particular, it is our policy not to sell information about you or your accounts to outside marketing firms. We have safeguards in place designed to prevent unauthorized access to our computer systems and procedures to protect personal information from unauthorized use.

Under certain circumstances, we must share account information with outside vendors who provide services to us, such as mailings and proxy solicitations. In these cases, the service providers enter into confidentiality agreements with us, and we provide only the information necessary to process transactions and perform other services related to your account. Finally, it is our policy to share account information with your financial representative, if you’ve listed one on your Putnam account.

Retirement Advantage Funds 9

Financial statements

These sections of the report, as well as the accompanying Notes, constitute each fund’s financial statements.

The funds’ portfolios list each funds’s investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how each fund’s net assets and share price are determined. All investment and non-investment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the liquidation preference of preferred shares.)

Statement of operations shows each fund’s net investment gain or loss. This is done by first adding up all the fund’s earnings — from dividends and interest income — and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings — as well as any unrealized gains or losses over the period — is added to or subtracted from the net investment result to determine the fund’s net gain or loss for the fiscal period.

Statement of changes in net assets shows how each fund’s net assets were affected by the fund’s net investment gain or loss, by distributions to shareholders, and by changes in the number of the fund’s shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal period.

Financial highlights provide an overview of each fund’s investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover (not required for money market funds) in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlights table also includes the current reporting period.

10 Retirement Advantage Funds

The funds’ portfolios 2/29/24 (Unaudited)

2065 Fund	Shares	Value
ASSET ALLOCATION FUNDS (99.6%)*
Putnam Dynamic Asset Allocation Equity Fund Class P †††	40,924	$554,522
Putnam Dynamic Asset Allocation Growth Fund Class P †††	7,784	151,391
Total asset allocation funds (cost $623,266)		$705,913

SHORT-TERM INVESTMENTS (0.5%)*
Putnam Short Term Investment Fund Class G 5.51% †††	3,208	$3,208
Total short-term investments (cost $3,208)		$3,208

TOTAL INVESTMENTS
Total investments (cost $626,474)		$709,121

*Percentages indicated are based on net assets of $708,968.

2060 Fund	Shares	Value
ASSET ALLOCATION FUNDS (99.5%)*
Putnam Dynamic Asset Allocation Equity Fund Class P †††	171,250	$2,320,435
Putnam Dynamic Asset Allocation Growth Fund Class P †††	58,346	1,134,836
Total asset allocation funds (cost $3,033,409)		$3,455,271

SHORT-TERM INVESTMENTS (0.5%) *
Putnam Short Term Investment Fund Class G 5.51% †††	16,912	$16,912
Total short-term investments (cost $16,912)		$16,912

TOTAL INVESTMENTS
Total investments (cost $3,050,321)		$3,472,183

*Percentages indicated are based on net assets of $3,472,642.

2055 Fund	Shares	Value
ASSET ALLOCATION FUNDS (99.5%)*
Putnam Dynamic Asset Allocation Equity Fund Class P †††	169,838	$2,301,306
Putnam Dynamic Asset Allocation Growth Fund Class P †††	147,766	2,874,056
Total asset allocation funds (cost $4,642,654)		$5,175,362

SHORT-TERM INVESTMENTS (0.5%)*
Putnam Short Term Investment Fund Class G 5.51% †††	25,830	$25,830
Total short-term investments (cost $25,830)		$25,830

TOTAL INVESTMENTS
Total investments (cost $4,668,484)		$5,201,192

*Percentages indicated are based on net assets of $5,202,156.

Retirement Advantage Funds 11

The funds’ portfolios 2/29/24 (Unaudited) cont.

2050 Fund	Shares	Value
ASSET ALLOCATION FUNDS (99.3%)*
Putnam Dynamic Asset Allocation Equity Fund Class P †††	105,214	$1,425,650
Putnam Dynamic Asset Allocation Growth Fund Class P †††	302,697	5,887,448
Total asset allocation funds (cost $6,644,824)		$7,313,098

SHORT-TERM INVESTMENTS (0.7%)*
Putnam Short Term Investment Fund Class G 5.51% †††	50,994	$50,994
Total short-term investments (cost $50,994)		$50,994

TOTAL INVESTMENTS
Total investments (cost $6,695,818)		$7,364,092

*Percentages indicated are based on net assets of $7,365,777.

2045 Fund	Shares	Value
ASSET ALLOCATION FUNDS (97.9%)*
Putnam Dynamic Asset Allocation Balanced Fund Class P †††	8,964	$142,975
Putnam Dynamic Asset Allocation Growth Fund Class P †††	599,713	11,664,422
Total asset allocation funds (cost $10,937,210)		$11,807,397

SHORT-TERM INVESTMENTS (2.0%)*
Putnam Short Term Investment Fund Class G 5.51% †††	245,556	$245,556
Total short-term investments (cost $245,556)		$245,556

TOTAL INVESTMENTS
Total investments (cost $11,182,766)		$12,052,953

*Percentages indicated are based on net assets of $12,055,753.

2040 Fund	Shares	Value
ASSET ALLOCATION FUNDS (96.9%)*
Putnam Dynamic Asset Allocation Balanced Fund Class P †††	298,271	$4,757,421
Putnam Dynamic Asset Allocation Growth Fund Class P †††	418,266	8,135,278
Total asset allocation funds (cost $11,626,132)		$12,892,699

SHORT-TERM INVESTMENTS (3.1%)*
Putnam Short Term Investment Fund Class G 5.51% †††	412,798	$412,798
Total short-term investments (cost $412,798)		$412,798

TOTAL INVESTMENTS
Total investments (cost $12,038,930)		$13,305,497

*Percentages indicated are based on net assets of $13,307,976.

12 Retirement Advantage Funds

The funds’ portfolios 2/29/24 (Unaudited) cont.

2035 Fund	Shares	Value
ASSET ALLOCATION FUNDS (95.8%)*
Putnam Dynamic Asset Allocation Balanced Fund Class P †††	938,766	$14,973,319
Putnam Dynamic Asset Allocation Growth Fund Class P †††	68,211	1,326,702
Total asset allocation funds (cost $14,887,264)		$16,300,021

SHORT-TERM INVESTMENTS (4.2%)*
Putnam Short Term Investment Fund Class G 5.51% †††	711,464	$711,464
Total short-term investments (cost $711,464)		$711,464

TOTAL INVESTMENTS
Total investments (cost $15,598,728)		$17,011,485

*Percentages indicated are based on net assets of $17,013,281.

2030 Fund	Shares	Value
ASSET ALLOCATION FUNDS (81.3%)*
Putnam Dynamic Asset Allocation Balanced Fund Class P †††	469,821	$7,493,646
Putnam Dynamic Asset Allocation Conservative Fund Class P †††	598,555	6,213,000
Total asset allocation funds (cost $12,680,099)		$13,706,646

MULTI-ASSET INCOME FUNDS (13.3%)*
Putnam Multi-Asset Income Fund Class P †††	219,633	$2,244,653
Total multi-asset income funds (cost $2,136,653)		$2,244,653

SHORT-TERM INVESTMENTS (5.4%)*
Putnam Short Term Investment Fund Class G 5.51% †††	914,905	$914,905
Total short-term investments (cost $914,905)		$914,905

TOTAL INVESTMENTS
Total investments (cost $15,731,657)		$16,866,204

*Percentages indicated are based on net assets of $16,867,888.

2025 Fund	Shares	Value
MULTI-ASSET INCOME FUNDS (65.8%)*
Putnam Multi-Asset Income Fund Class P †††	862,387	$8,813,596
Total multi-asset income funds (cost $8,349,344)		$8,813,596

ASSET ALLOCATION FUNDS (28.2%)*
Putnam Dynamic Asset Allocation Balanced Fund Class P †††	51,676	$824,238
Putnam Dynamic Asset Allocation Conservative Fund Class P †††	284,293	2,950,958
Total asset allocation funds (cost $3,521,142)		$3,775,196

SHORT-TERM INVESTMENTS (6.0%)*
Putnam Short Term Investment Fund Class G 5.51% †††	799,518	$799,518
Total short-term investments (cost $799,518)		$799,518

TOTAL INVESTMENTS
Total investments (cost $12,670,004)		$13,388,310

*Percentages indicated are based on net assets of $13,387,299.

Retirement Advantage Funds 13

The funds’ portfolios 2/29/24 (Unaudited) cont.

Maturity Fund	Shares	Value
MULTI-ASSET INCOME FUNDS (94.0%)*
Putnam Multi-Asset Income Fund Class P †††	1,273,078	$13,010,855
Total multi-asset income funds (cost $12,709,655)		$13,010,855

SHORT-TERM INVESTMENTS (6.0%)*
Putnam Short Term Investment Fund Class G 5.51% †††	827,489	$827,489
Total short-term investments (cost $827,489)		$827,489

TOTAL INVESTMENTS
Total investments (cost $13,537,144)		$13,838,344

*Percentages indicated are based on net assets of $13,836,485.

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the funds’ portfolios are for the close of each fund’s reporting period, which ran from September 1, 2023 through February 29, 2024 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures.

†††Affiliated Company (Note 5). For investments in Putnam Short-Term Investment Fund Class G, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of each fund’s investments. The three levels are defined as follows:

Level 1 : Valuations based on quoted prices for identical securities in active markets.

Level 2 : Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 : Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the funds’ net assets as of the close of the reporting period:

2065 Fund		Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset Allocation Funds	$151,391	$554,522	$—
Short-Term Investments	—	3,208	—
Totals by level	$151,391	$557,730	$—

2060 Fund		Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset Allocation Funds	$1,134,836	$2,320,435	$—
Short-Term Investments	—	16,912	—
Totals by level	$1,134,836	$2,337,347	$—

2055 Fund		Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset Allocation Funds	$2,874,056	$2,301,306	$—
Short-Term Investments	—	25,830	—
Totals by level	$2,874,056	$2,327,136	$—

14 Retirement Advantage Funds

The funds’ portfolios 2/29/24 (Unaudited) cont.

2050 Fund		Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset Allocation Funds	$5,887,448	$1,425,650	$—
Short-Term Investments	—	50,994	—
Totals by level	$5,887,448	$1,476,644	$—

2045 Fund		Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset Allocation Funds	$11,807,397	$—	$—
Short-Term Investments	—	245,556	—
Totals by level	$11,807,397	$245,556	$—

2040 Fund		Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset Allocation Funds	$12,892,699	$—	$—
Short-Term Investments	—	412,798	—
Totals by level	$12,892,699	$412,798	$—

2035 Fund		Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset Allocation Funds	$16,300,021	$—	$—
Short-Term Investments	—	711,464	—
Totals by level	$16,300,021	$711,464	$—

2030 Fund		Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset Allocation Funds	$13,706,646	$—	$—
Multi-Asset Income Funds	2,244,653	—	—
Short-Term Investments	—	914,905	—
Totals by level	$15,951,299	$914,905	$—

2025 Fund		Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset Allocation Funds	$3,775,196	$—	$—
Multi-Asset Income Funds	8,813,596	—	—
Short-Term Investments	—	799,518	—
Totals by level	$12,588,792	$799,518	$—

Maturity Fund		Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Multi-Asset Income Funds	$13,010,855	$—	$—
Short-Term Investments	—	827,489	—
Totals by level	$13,010,855	$827,489	$—

The accompanying notes are an integral part of these financial statements.

Retirement Advantage Funds 15

Statement of assets and liabilities 2/29/24 (Unaudited)

ASSETS	2065 Fund	2060 Fund	2055 Fund	2050 Fund	2045 Fund
Investments in affiliated underlying
Putnam funds, at value (Notes 1 and 5)	$709,121	$3,472,183	$5,201,192	$7,364,092	$12,052,953
Cash	—	73	55	38	116
Receivable for income distributions
from underlying Putnam fund shares	13	72	108	219	1,054
Receivable for shares of the fund sold	1,224	4,175	9,662	4,255	8,777
Receivable for investments sold	693	—	—	—	8
Receivable from Manager (Note 2)	2,702	7,344	9,022	12,805	20,869
Total assets	713,753	3,483,847	5,220,039	7,381,409	12,083,777

LIABILITIES
Payable to custodian	2	—	—	—	—
Payable for investments purchased	1,237	4,247	9,770	4,473	9,831
Payable for shares of the
fund repurchased	693	—	—	—	8
Payable for investor servicing
fees (Note 2)	131	249	301	425	688
Payable for distribution fees (Note 2)	208	275	287	270	436
Payable for reports to shareholders	1,658	2,580	1,845	2,092	3,445
Payable for auditing and tax fee	724	3,601	5,461	8,204	13,388
Other accrued expenses	132	253	219	168	228
Total liabilities	4,785	11,205	17,883	15,632	28,024

Net assets	$708,968	$3,472,642	$5,202,156	$7,365,777	$12,055,753

REPRESENTED BY
Paid-in-capital
(unlimited shares authorized)
(Notes 1 and 4)	$640,249	$3,210,428	$4,831,670	$6,961,984	$11,409,109
Total distributable earnings (Note 1)	68,719	262,214	370,486	403,793	646,644
Total — Representing net assets
applicable to capital outstanding	$708,968	$3,472,642	$5,202,156	$7,365,777	$12,055,753

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE
Computation of net asset value, offering price and redemption price Class A
Net Assets	$315,194	$496,215	$527,993	$636,034	$900,845
Number of shares outstanding	28,069	45,898	48,033	60,708	84,378
Net asset value and redemption price	$11.23	$10.81	$10.99	$10.48	$10.68
Offering price per class A share
(100/94.25 of Class A net asset value)*	$11.92	$11.47	$11.66	$11.12	$11.33
Offering price per class A share
(100/96.00 of Class A net asset value)**	N/A	N/A	N/A	N/A	N/A

(Continued on next page)

16 Retirement Advantage Funds

Statement of assets and liabilities 2/29/24 (Unaudited) cont.

COMPUTATION OF NET ASSET
VALUE AND OFFERING PRICE cont.	2065 Fund	2060 Fund	2055 Fund	2050 Fund	2045 Fund
Computation of net asset value and offering price Class C
Net Assets	$46,160	$44,247	$96,077	$15,338	$124,807
Number of shares outstanding	4,150	4,145	8,789	1,465	11,698
Net asset value, offering price***	$11.12	$10.68†	$10.93	$10.47	$10.67
Computation of net asset value, offering price and redemption price Class R
Net Assets	$17,024	$14,143	$13,923	$13,641	$13,367
Number of shares outstanding	1,518	1,310	1,264	1,298	1,249
Net asset value, offering price
and redemption price	$11.21	$10.80	$11.02	$10.51	$10.71†
Computation of net asset value, offering price and redemption price Class R3
Net Assets	$13,149	$14,266	$14,042	$13,759	$13,483
Number of shares outstanding	1,167	1,317	1,273	1,308	1,259
Net asset value, offering price
and redemption price	$11.27	$10.83	$11.03	$10.52	$10.71
Computation of net asset value, offering price and redemption price Class R4
Net Assets	$81,164	$32,530	$30,515	$54,851	$84,407
Number of shares outstanding	7,208	3,004	2,767	5,219	7,883
Net asset value, offering price
and redemption price	$11.26	$10.83	$11.03	$10.51	$10.71
Computation of net asset value, offering price and redemption price Class R5
Net Assets	$13,317	$14,462	$14,235	$13,948	$13,669
Number of shares outstanding	1,180	1,334	1,290	1,325	1,275
Net asset value, offering price
and redemption price	$11.28†	$10.84	$11.04†	$10.53	$10.72
Computation of net asset value, offering price and redemption price Class R6
Net Assets	$208,860	$2,834,587	$4,489,590	$6,603,041	$10,797,669
Number of shares outstanding	18,520	261,414	406,647	627,161	1,007,131
Net asset value, offering price
and redemption price	$11.28	$10.84	$11.04	$10.53	$10.72
Computation of net asset value, offering price and redemption price Class Y
Net Assets	$14,100	$22,192	$15,781	$15,165	$107,506
Number of shares outstanding	1,250	2,047	1,430	1,441	10,032
Net asset value, offering price
and redemption price	$11.28	$10.84	$11.04	$10.53†	$10.72
Cost of investments (Note 1)	$626,474	$3,050,321	$4,668,484	$6,695,818	$11,182,766

* On retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.

** On retail sales of less than $100,000. On sales of $100,000 or more the offering price is reduced.

*** Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

† Net asset value may not recalculate due to rounding of fractional shares.

The accompanying notes are an integral part of these financial statements.

Retirement Advantage Funds 17

Statement of assets and liabilities 2/29/24 (Unaudited) cont.

ASSETS	2040 Fund	2035 Fund	2030 Fund	2025 Fund	Maturity Fund
Investments in affiliated underlying
Putnam funds, at value (Notes 1 and 5)	$13,305,497	$17,011,485	$16,866,204	$13,388,310	$13,838,344
Cash	54	68	62	157	43
Receivable for income distributions
from underlying Putnam fund shares	1,773	3,090	3,953	3,330	3,599
Receivable for shares of the fund sold	16,608	8,680	103,852	24,523	2,366
Receivable for investments sold	—	7	1,308	981	8,165
Receivable from Manager (Note 2)	21,449	28,363	26,304	20,995	19,121
Total assets	13,345,381	17,051,693	17,001,683	13,438,296	13,871,638

LIABILITIES
Payable for shares of the
fund repurchased	—	7	1,308	981	8,165
Payable for investments purchased	18,380	11,768	107,804	27,960	5,959
Payable for investor servicing
fees (Note 2)	761	1,061	921	815	714
Payable for distribution fees (Note 2)	503	853	687	584	305
Payable for reports to shareholders	2,736	4,619	2,872	4,039	2,833
Payable for auditing and tax fee	14,696	20,037	19,943	16,500	17,106
Other accrued expenses	329	67	260	118	71
Total liabilities	37,405	38,412	133,795	50,997	35,153

Net assets	$13,307,976	$17,013,281	$16,867,888	$13,387,299	$13,836,485

REPRESENTED BY
Paid-in-capital
(unlimited shares authorized)
(Notes 1 and 4)	$12,569,961	$16,827,668	$17,233,236	$14,027,238	$14,320,839
Total distributable earnings (Note 1)	738,015	185,613	(365,348)	(639,939)	(484,354)
Total — Representing net assets
applicable to capital outstanding	$13,307,976	$17,013,281	$16,867,888	$13,387,299	$13,836,485

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE
Computation of net asset value, offering price and redemption price Class A
Net Assets	$1,036,293	$2,029,575	$1,171,286	$1,168,778	$676,061
Number of shares outstanding	100,253	198,291	117,406	117,412	67,031
Net asset value and redemption price	$10.34	$10.24	$9.98	$9.95	$10.09
Offering price per class A share
(100/94.25 of Class A net asset value)*	$10.97	$10.86	$10.59	$10.56	N/A
Offering price per class A share
(100/96.00 of Class A net asset value)**	N/A	N/A	N/A	N/A	$10.51

(Continued on next page)

18 Retirement Advantage Funds

Statement of assets and liabilities 2/29/24 (Unaudited) cont.

COMPUTATION OF NET ASSET
VALUE AND OFFERING PRICE	2040 Fund	2035 Fund	2030 Fund	2025 Fund	Maturity Fund
Computation of net asset value and offering price Class C
Net Assets	$34,005	$12,477	$77,918	$55,942	$10,368
Number of shares outstanding	3,291	1,223	7,867	5,639	1,045
Net asset value, offering price***	$10.33	$10.21†	$9.90	$9.92	$9.92
Computation of net asset value, offering price and redemption price Class R
Net Assets	$13,071	$12,576	$11,742	$10,704	$10,488
Number of shares outstanding	1,262	1,227	1,172	1,075	1,049
Net asset value, offering price
and redemption price	$10.36	$10.25	$10.02	$9.96	$10.00
Computation of net asset value, offering price and redemption price Class R3
Net Assets	$13,183	$12,685	$11,843	$10,795	$10,575
Number of shares outstanding	1,272	1,235	1,182	1,083	1,053
Net asset value, offering price
and redemption price	$10.37†	$10.27	$10.02	$9.96†	$10.05†
Computation of net asset value, offering price and redemption price Class R4
Net Assets	$66,175	$39,996	$16,686	$110,997	$32,696
Number of shares outstanding	6,388	3,898	1,650	11,148	3,238
Net asset value, offering price
and redemption price	$10.36	$10.26	$10.11	$9.96	$10.10
Computation of net asset value, offering price and redemption price Class R5
Net Assets	$13,365	$12,859	$12,006	$10,943	$10,717
Number of shares outstanding	1,288	1,251	1,197	1,098	1,058
Net asset value, offering price
and redemption price	$10.37†	$10.28	$10.03	$9.97	$10.13
Computation of net asset value, offering price and redemption price Class R6
Net Assets	$12,097,778	$14,871,647	$15,450,463	$11,964,474	$13,059,794
Number of shares outstanding	1,165,610	1,447,108	1,540,535	1,200,119	1,286,172
Net asset value, offering price
and redemption price	$10.38	$10.28	$10.03	$9.97	$10.15
Computation of net asset value, offering price and redemption price Class Y
Net Assets	$34,106	$21,466	$115,944	$54,666	$25,786
Number of shares outstanding	3,289	2,090	11,564	5,483	2,545
Net asset value, offering price
and redemption price	$10.37	$10.27	$10.03	$9.97	$10.13
Cost of investments (Note 1)	$12,038,930	$15,598,728	$15,731,657	$12,670,004	$13,537,144

* On retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.

** On retail sales of less than $100,000. On sales of $100,000 or more the offering price is reduced.

*** Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

† Net asset value may not recalculate due to rounding of fractional shares.

The accompanying notes are an integral part of these financial statements.

Retirement Advantage Funds 19

Statement of operations Six months ended 2/29/24 (Unaudited)

INVESTMENT INCOME	2065 Fund	2060 Fund	2055 Fund	2050 Fund	2045 Fund
Income distributions from underlying
Putnam fund shares (Note 5)	$5,965	$36,521	$75,495	$149,306	$284,768

EXPENSES
Compensation of Manager (Note 2)	1,294	6,297	9,333	13,692	21,814
Investor servicing fees (Note 2)	351	665	794	1,150	1,861
Distribution fees (Note 2)	551	707	604	663	1,035
Blue sky expense	37,472	35,400	35,447	35,428	35,600
Auditing and tax fees	1,724	4,101	5,961	8,704	15,388
Reports to shareholder	2,224	2,980	1,907	1,988	2,706
Other	394	570	502	548	573
Fees waived and reimbursed
by Manager (Note 2)	(43,646)	(52,094)	(57,542)	(67,315)	(87,440)
Total expenses	364	(1,374)	(2,994)	(5,142)	(8,463)

Net investment income	5,601	37,895	78,489	154,448	293,231

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Sale of underlying Putnam fund
shares (Notes 1 and 3)	(13,173)	(51,320)	(87,292)	(152,210)	(78,556)
Capital gain distribution
from underlying Putnam fund
shares (Note 5)	8,818	45,503	72,011	115,288	191,980
Total net realized loss	(4,355)	(5,817)	(15,281)	(36,922)	113,424
Change in net unrealized appreciation on:
Underlying Putnam fund shares	83,076	398,047	565,545	780,382	995,683
Total change in net
unrealized appreciation	83,076	398,047	565,545	780,382	995,683

Net gain on investments	78,721	392,230	550,264	743,460	1,109,107

Net increase in net assets resulting
from operations	$84,322	$430,125	$628,753	$897,908	$1,402,338

The accompanying notes are an integral part of these financial statements.

20 Retirement Advantage Funds

Statement of operations Six months ended 2/29/24 (Unaudited) cont.

INVESTMENT INCOME	2040 Fund	2035 Fund	2030 Fund	2025 Fund	Maturity Fund
Income distributions from underlying
Putnam fund shares (Note 5)	$257,695	$214,087	$228,451	$245,335	$286,479

EXPENSES
Compensation of Manager (Note 2)	23,369	31,062	30,116	24,263	24,478
Investor servicing fees (Note 2)	2,005	2,992	2,637	2,460	2,120
Distribution fees (Note 2)	1,164	2,326	1,939	1,793	895
Blue sky expense	36,120	35,810	36,795	35,400	35,400
Auditing and tax fees	15,196	20,537	20,443	17,000	17,606
Reports to shareholder	2,197	3,142	1,502	2,633	1,389
Other	654	427	557	381	311
Fees waived and reimbursed
by Manager (Note 2)	(88,284)	(102,277)	(99,582)	(82,349)	(76,700)
Total expenses	(7,579)	(5,981)	(5,593)	1,581	5,499

Net investment income	265,274	220,068	234,044	243,754	280,980

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Sale of underlying Putnam fund
shares (Notes 1 and 3)	(245,602)	(498,684)	(510,044)	(413,623)	(292,029)
Capital gain distribution
from underlying Putnam fund
shares (Note 5)	204,853	248,892	123,757	14,167	—
Total net realized loss	(40,749)	(249,792)	(386,287)	(399,456)	(292,029)
Change in net unrealized appreciation on:
Underlying Putnam fund shares	1,284,824	1,846,492	1,694,891	1,184,150	1,106,538
Total change in net
unrealized appreciation	1,284,824	1,846,492	1,694,891	1,184,150	1,106,538

Net gain on investments	1,244,075	1,596,700	1,308,604	784,694	814,509

Net increase in net assets resulting
from operations	$1,509,349	$1,816,768	$1,542,648	$1,028,448	$1,095,489

The accompanying notes are an integral part of these financial statements.

Retirement Advantage Funds 21

Statement of changes in net assets

2065 Fund —
INCREASE IN NET ASSETS	Six months ended 2/29/24*	Year ended 8/31/23
Operations
Net investment income	$5,601	$1,683
Net realized gain (loss) of underlying Putnam fund shares	(4,355)	16,455
Net unrealized appreciation of underlying
Putnam fund shares	83,076	27,577
Net increase in net assets resulting from operations	84,322	45,715
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(3,722)	(124)
Class C	(415)	—
Class R	(169)	—
Class R3	(140)	(1)
Class R4	(996)	(145)
Class R5	(185)	(42)
Class R6	(2,383)	(227)
Class Y	(390)	(91)
From capital gain on investments
Net realized long-term gain on investments
Class A	(10,727)	(2,260)
Class C	(1,637)	(623)
Class R	(632)	(459)
Class R3	(485)	(460)
Class R4	(2,815)	(1,805)
Class R5	(489)	(462)
Class R6	(5,930)	(1,970)
Class Y	(1,036)	(994)
Increase from capital share transactions (Note 4)	133,328	312,564
Total increase in net assets	185,499	348,616

NET ASSETS
Beginning of period	523,469	174,853
End of period	$708,968	$523,469

* Unaudited

The accompanying notes are an integral part of these financial statements.

22 Retirement Advantage Funds

Statement of changes in net assets cont.

2060 Fund —
INCREASE IN NET ASSETS	Six months ended 2/29/24*	Year ended 8/31/23
Operations
Net investment income	$37,895	$18,215
Net realized gain (loss) of underlying Putnam fund shares	(5,817)	40,806
Net unrealized appreciation of underlying
Putnam fund shares	398,047	228,914
Net increase in net assets resulting from operations	430,125	287,935
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(7,205)	(395)
Class C	(621)	—
Class R	(163)	—
Class R3	(192)	(7)
Class R4	(485)	(80)
Class R5	(242)	(52)
Class R6	(46,736)	(7,565)
Class Y	(373)	(69)
From capital gain on investments
Net realized long-term gain on investments
Class A	(26,353)	(8,096)
Class C	(2,506)	(644)
Class R	(804)	(632)
Class R3	(807)	(634)
Class R4	(1,756)	(1,229)
Class R5	(814)	(637)
Class R6	(149,464)	(76,060)
Class Y	(1,246)	(848)
Increase from capital share transactions (Note 4)	763,780	1,082,445
Total increase in net assets	954,138	1,273,432

NET ASSETS
Beginning of period	2,518,504	1,245,072
End of period	$3,472,642	$2,518,504

* Unaudited

The accompanying notes are an integral part of these financial statements.

Retirement Advantage Funds 23

Statement of changes in net assets cont.

2055 Fund —
INCREASE IN NET ASSETS	Six months ended 2/29/24*	Year ended 8/31/23
Operations
Net investment income	$78,489	$41,483
Net realized loss of underlying Putnam fund shares	(15,281)	(22,068)
Net unrealized appreciation of underlying
Putnam fund shares	565,545	459,558
Net increase in net assets resulting from operations	628,753	478,973
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(6,256)	(1,026)
Class C	(434)	—
Class R	(215)	(3)
Class R3	(245)	(32)
Class R4	(569)	(172)
Class R5	(295)	(76)
Class R6	(94,746)	(25,574)
Class Y	(327)	(82)
From capital gain on investments
Net realized long-term gain on investments
Class A	(7,048)	(14,309)
Class C	(593)	(1,057)
Class R	(302)	(856)
Class R3	(304)	(858)
Class R4	(636)	(2,270)
Class R5	(307)	(863)
Class R6	(94,746)	(251,481)
Class Y	(339)	(919)
Increase from capital share transactions (Note 4)	877,889	561,794
Total increase in net assets	1,299,280	741,189

NET ASSETS
Beginning of period	3,902,876	3,161,687
End of period	$5,202,156	$3,902,876

* Unaudited

The accompanying notes are an integral part of these financial statements.

24 Retirement Advantage Funds

Statement of changes in net assets cont.

2050 Fund —
INCREASE IN NET ASSETS	Six months ended 2/29/24*	Year ended 8/31/23
Operations
Net investment income	$154,448	$59,037
Net realized loss of underlying Putnam fund shares	(36,922)	(15,002)
Net unrealized appreciation of underlying
Putnam fund shares	780,382	619,894
Net increase in net assets resulting from operations	897,908	663,929
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(10,982)	(1,518)
Class C	(264)	—
Class R	(263)	(21)
Class R3	(293)	(49)
Class R4	(1,223)	(254)
Class R5	(344)	(93)
Class R6	(164,747)	(43,257)
Class Y	(372)	(102)
From capital gain on investments
Net realized long-term gain on investments
Class A	(10,726)	(17,835)
Class C	(353)	(972)
Class R	(311)	(976)
Class R3	(313)	(979)
Class R4	(1,176)	(2,941)
Class R5	(315)	(984)
Class R6	(146,636)	(408,598)
Class Y	(344)	(1,070)
Increase from capital share transactions (Note 4)	696,776	1,518,174
Total increase in net assets	1,256,022	1,702,454

NET ASSETS
Beginning of period	6,109,755	4,407,301
End of period	$7,365,777	$6,109,755

* Unaudited

The accompanying notes are an integral part of these financial statements.

Retirement Advantage Funds 25

Statement of changes in net assets cont.

2045 Fund —
INCREASE IN NET ASSETS	Six months ended 2/29/24*	Year ended 8/31/23
Operations
Net investment income	$293,231	$113,533
Net realized gain (loss) of underlying Putnam fund shares	113,424	(306,705)
Net unrealized appreciation of underlying
Putnam fund shares	995,683	1,249,266
Net increase in net assets resulting from operations	1,402,338	1,056,094
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(15,721)	(4,535)
Class C	(628)	(63)
Class R	(262)	(64)
Class R3	(291)	(91)
Class R4	(1,990)	(950)
Class R5	(341)	(136)
Class R6	(275,903)	(114,180)
Class Y	(2,715)	(136)
From capital gain on investments
Net realized long-term gain on investments
Class A	—	(39,696)
Class C	—	(2,058)
Class R	—	(1,009)
Class R3	—	(1,013)
Class R4	—	(7,524)
Class R5	—	(1,018)
Class R6	—	(783,067)
Class Y	—	(1,018)
Increase from capital share transactions (Note 4)	831,047	1,647,807
Total increase in net assets	1,935,534	1,747,343

NET ASSETS
Beginning of period	10,120,219	8,372,876
End of period	$12,055,753	$10,120,219

* Unaudited

The accompanying notes are an integral part of these financial statements.

26 Retirement Advantage Funds

Statement of changes in net assets cont.

2040 Fund —
INCREASE IN NET ASSETS	Six months ended 2/29/24*	Year ended 8/31/23
Operations
Net investment income	$265,274	$125,124
Net realized loss of underlying Putnam fund shares	(40,749)	(304,793)
Net unrealized appreciation of underlying
Putnam fund shares	1,284,824	1,171,950
Net increase in net assets resulting from operations	1,509,349	992,281
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(23,348)	(2,107)
Class C	(516)	(46)
Class R	(240)	(63)
Class R3	(271)	(90)
Class R4	(1,492)	(504)
Class R5	(319)	(135)
Class R6	(293,209)	(101,843)
Class Y	(763)	(135)
From capital gain on investments
Net realized long-term gain on investments
Class A	(7,162)	(19,540)
Class C	(225)	(1,524)
Class R	(95)	(1,064)
Class R3	(95)	(1,067)
Class R4	(471)	(4,298)
Class R5	(95)	(1,072)
Class R6	(85,197)	(749,168)
Class Y	(227)	(1,072)
Increase from capital share transactions (Note 4)	1,679,385	3,244,700
Total increase in net assets	2,775,009	3,353,253

NET ASSETS
Beginning of period	10,532,967	7,179,714
End of period	$13,307,976	$10,532,967

* Unaudited

The accompanying notes are an integral part of these financial statements.

Retirement Advantage Funds 27

Statement of changes in net assets cont.

2035 Fund —
INCREASE IN NET ASSETS	Six months ended 2/29/24*	Year ended 8/31/23
Operations
Net investment income	$220,068	$281,704
Net realized loss of underlying Putnam fund shares	(249,792)	(445,377)
Net unrealized appreciation of underlying
Putnam fund shares	1,846,492	1,612,944
Net increase in net assets resulting from operations	1,816,768	1,449,271
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(57,961)	(2,992)
Class C	(261)	—
Class R	(303)	—
Class R3	(332)	(18)
Class R4	(1,083)	(119)
Class R5	(380)	(61)
Class R6	(458,707)	(85,721)
Class Y	(633)	(101)
From capital gain on investments
Net realized long-term gain on investments
Class A	(24,485)	(54,569)
Class C	(151)	(1,098)
Class R	(151)	(758)
Class R3	(152)	(759)
Class R4	(453)	(1,753)
Class R5	(153)	(764)
Class R6	(179,555)	(913,918)
Class Y	(256)	(1,277)
Increase (decrease) from capital share transactions (Note 4)	(180,540)	2,702,288
Total increase in net assets	911,212	3,087,651

NET ASSETS
Beginning of period	16,102,069	13,014,418
End of period	$17,013,281	$16,102,069

* Unaudited

The accompanying notes are an integral part of these financial statements.

28 Retirement Advantage Funds

Statement of changes in net assets cont.

2030 Fund —
INCREASE IN NET ASSETS	Six months ended 2/29/24*	Year ended 8/31/23
Operations
Net investment income	$234,044	$293,589
Net realized loss of underlying Putnam fund shares	(386,287)	(689,545)
Net unrealized appreciation of underlying
Putnam fund shares	1,694,891	1,284,973
Net increase in net assets resulting from operations	1,542,648	889,017
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(24,592)	(7,603)
Class C	(2,052)	(447)
Class R	(197)	(95)
Class R3	(224)	(121)
Class R4	(200)	(1,417)
Class R5	(269)	(164)
Class R6	(363,744)	(196,212)
Class Y	(361)	(191)
From capital gain on investments
Net realized long-term gain on investments
Class A	(8,573)	(28,958)
Class C	(987)	(3,088)
Class R	(87)	(554)
Class R3	(88)	(556)
Class R4	(121)	(5,099)
Class R5	(88)	(558)
Class R6	(114,234)	(627,390)
Class Y	(118)	(648)
Increase from capital share transactions (Note 4)	1,236,426	2,282,327
Total increase in net assets	2,263,139	2,298,243

NET ASSETS
Beginning of period	14,604,749	12,306,506
End of period	$16,867,888	$14,604,749

* Unaudited

The accompanying notes are an integral part of these financial statements.

Retirement Advantage Funds 29

Statement of changes in net assets cont.

2025 Fund —
INCREASE (DECREASE) IN NET ASSETS	Six months ended 2/29/24*	Year ended 8/31/23
Operations
Net investment income	$243,754	$273,007
Net realized loss of underlying Putnam fund shares	(399,456)	(768,396)
Net unrealized appreciation of underlying
Putnam fund shares	1,184,150	1,026,563
Net increase in net assets resulting from operations	1,028,448	531,174
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(38,796)	(4,548)
Class C	(1,203)	—
Class R	(278)	(9)
Class R3	(305)	(33)
Class R4	(3,361)	(697)
Class R5	(347)	(74)
Class R6	(385,551)	(99,758)
Class Y	(1,756)	(74)
From capital gain on investments
Net realized long-term gain on investments
Class A	—	(17,559)
Class C	—	(1,008)
Class R	—	(143)
Class R3	—	(144)
Class R4	—	(1,515)
Class R5	—	(144)
Class R6	—	(171,190)
Class Y	—	(144)
Increase (decrease) from capital share transactions (Note 4)	267,649	(344,591)
Total increase (decrease) in net assets	864,500	(110,457)

NET ASSETS
Beginning of period	12,522,799	12,633,256
End of period	$13,387,299	$12,522,799

* Unaudited

The accompanying notes are an integral part of these financial statements.

30 Retirement Advantage Funds

Statement of changes in net assets cont.

Maturity Fund —
INCREASE (DECREASE) IN NET ASSETS	Six months ended 2/29/24*	Year ended 8/31/23
Operations
Net investment income	$280,980	$222,861
Net realized loss of underlying Putnam fund shares	(292,029)	(403,037)
Net unrealized appreciation of underlying
Putnam fund shares	1,106,538	741,390
Net increase in net assets resulting from operations	1,095,489	561,214
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(12,508)	(8,804)
Class C	(157)	(96)
Class R	(176)	(118)
Class R3	(189)	(133)
Class R4	(612)	(426)
Class R5	(209)	(165)
Class R6	(266,326)	(220,603)
Class Y	(501)	(395)
From capital gain on investments
Net realized long-term gain on investments
Class A	(938)	(4,043)
Class C	(15)	(88)
Class R	(15)	(88)
Class R3	(15)	(88)
Class R4	(44)	(222)
Class R5	(15)	(88)
Class R6	(17,830)	(111,544)
Class Y	(35)	(212)
Increase (decrease) from capital share transactions (Note 4)	327,612	(216,561)
Total increase (decrease) in net assets	1,123,516	(2,460)

NET ASSETS
Beginning of period	12,712,969	12,715,429
End of period	$13,836,485	$12,712,969

* Unaudited

The accompanying notes are an integral part of these financial statements.

Retirement Advantage Funds 31

Financial highlights
(For a common share outstanding throughout the period)

2065 Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTION					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From net		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class A
February 29, 2024**	$10.36	.10	1.36	1.46	(.15)	(.44)	(.59)	$11.23	14.47*	$315	.09*	.91*	14*
August 31, 2023	9.43	.03	1.36	1.39	(.02)	(.44)	(.46)	10.36	15.57	234.18		.32	13
August 31, 2022	11.88	.08	(1.86)	(1.78)	(.67)	—	(.67)	9.43	(15.94)	42.18		.79	10
August 31, 2021 ∆	10.00	(.02)	1.90	1.88	—	—	—	11.88	18.80*	21	.12*	(.12)*	1*
Class C
February 29, 2024**	$10.26	.05	1.36	1.41	(.11)	(.44)	(.55)	$11.12	14.08*	$46	.47*	.52*	14*
August 31, 2023	9.40	—[f]	1.30	1.30	—	(.44)	(.44)	10.26	14.54	32.93		(.03)	13
August 31, 2022	11.82	.01	(1.86)	(1.85)	(.57)	—	(.57)	9.40	(16.50)	12.93		.06	10
August 31, 2021 ∆	10.00	(.07)	1.89	1.82	—	—	—	11.82	18.20*	12	.63*	(.63)*	1*
Class R
February 29, 2024**	$10.33	.09	1.35	1.44	(.12)	(.44)	(.56)	$11.21	14.24*	$17	.29*	.81*	14*
August 31, 2023	9.42	.04	1.31	1.35	—	(.44)	(.44)	10.33	15.06	11.58		.41	13
August 31, 2022	11.85	.05	(1.87)	(1.82)	(.61)	—	(.61)	9.42	(16.26)	10.58		.47	10
August 31, 2021 ∆	10.00	(.04)	1.89	1.85	—	—	—	11.85	18.50*	12	.39*	(.39)*	1*
Class R3
February 29, 2024**	$10.38	.09	1.37	1.46	(.13)	(.44)	(.57)	$11.27	14.36*	$13	.17*	.84*	14*
August 31, 2023	9.44	.06	1.32	1.38	—[f]	(.44)	(.44)	10.38	15.37	11.33		.66	13
August 31, 2022	11.87	.08	(1.87)	(1.79)	(.64)	—	(.64)	9.44	(16.03)	10.33		.72	10
August 31, 2021 ∆	10.00	(.02)	1.89	1.87	—	—	—	11.87	18.70*	12	.22*	(.22)*	1*
Class R4
February 29, 2024**	$10.38	.10	1.38	1.48	(.16)	(.44)	(.60)	$11.26	14.57*	$81	.04*	.99*	14*
August 31, 2023	9.46	.08	1.32	1.40	(.04)	(.44)	(.48)	10.38	15.55	57.08		.86	13
August 31, 2022	11.89	.06	(1.82)	(1.76)	(.67)	—	(.67)	9.46	(15.79)	34.08		.54	10
August 31, 2021 ∆	10.00	(.01)	1.90	1.89	—	—	—	11.89	18.90*	12	.06*	(.06)*	1*
Class R5
February 29, 2024**	$10.40	.11	1.38	1.49	(.17)	(.44)	(.61)	$11.28	14.64*	$13	(.03)*	1.03*	14*
August 31, 2023	9.47	.10	1.31	1.41	(.04)	(.44)	(.48)	10.40	15.71	12	(.07)	1.06	13
August 31, 2022	11.90	.12	(1.87)	(1.75)	(.68)	—	(.68)	9.47	(15.66)	10	(.07)	1.11	10
August 31, 2021 ∆	10.00	.01	1.89	1.90	—	—	—	11.90	19.00*	12	(.04)*	.04*	1*
Class R6
February 29, 2024**	$10.40	.12	1.38	1.50	(.18)	(.44)	(.62)	$11.28	14.76*	$209	(.08)*	1.16*	14*
August 31, 2023	9.47	.08	1.34	1.42	(.05)	(.44)	(.49)	10.40	15.83	141	(.17)	.81	13
August 31, 2022	11.91	.06	(1.80)	(1.74)	(.70)	—	(.70)	9.47	(15.65)	36	(.17)	.60	10
August 31, 2021 ∆	10.00	.01	1.90	1.91	—	—	—	11.91	19.10*	12	(.11)*	.11*	1*

The accompanying notes are an integral part of these financial statements.

32 Retirement Advantage Funds	Retirement Advantage Funds 33

Financial highlights cont.

2065 Fund cont.

	INVESTMENT OPERATIONS				LESS DISTRIBUTION					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From net		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class Y
February 29, 2024**	$10.40	.12	1.37	1.49	(.17)	(.44)	(.61)	$11.28	14.64*	$14	(.03)*	1.12*	14*
August 31, 2023	9.46	.10	1.32	1.42	(.04)	(.44)	(.48)	10.40	15.83	25	(.07)	1.04	13
August 31, 2022	11.90	.12	(1.87)	(1.75)	(.69)	—	(.69)	9.46	(15.73)	22	(.07)	1.11	10
August 31, 2021 ∆	10.00	—[f]	1.90	1.90	—	—	—	11.90	19.00*	27	(.04)*	.04*	1*

See page 70 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

34 Retirement Advantage Funds	Retirement Advantage Funds 35

Financial highlights
(For a common share outstanding throughout the period)

2060 Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From net		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class A
February 29, 2024**	$10.25	.12	1.28	1.40	(.18)	(.66)	(.84)	$10.81	14.21*	$496	.09*	1.14*	10*
August 31, 2023	9.48	.04	1.31	1.35	(.03)	(.55)	(.58)	10.25	15.26	372.17		.42	28
August 31, 2022	13.66	.08	(1.83)	(1.75)	(.75)	(1.68)	(2.43)	9.48	(15.91)	118.18		.75	25
August 31, 2021 †	10.66	.06	3.07	3.13	(.10)	(.03)	(.13)	13.66	29.56	71.18		.50	61
Class C
February 29, 2024**	$10.15	.12	1.23	1.35	(.16)	(.66)	(.82)	$10.68	13.88*	$44	.46*	1.17*	10*
August 31, 2023	9.44	.02	1.24	1.26	—	(.55)	(.55)	10.15	14.32	13.92		.16	28
August 31, 2022	13.59	.02	(1.85)	(1.83)	(.64)	(1.68)	(2.32)	9.44	(16.48)	11.93		.17	25
August 31, 2021 †	10.66	(.01)	3.04	3.03	(.07)	(.03)	(.10)	13.59	28.59	13.93		(.11)	61
Class R
February 29, 2024**	$10.21	.10	1.28	1.38	(.13)	(.66)	(.79)	$10.80	14.07*	$14	.29*	.93*	10*
August 31, 2023	9.46	.05	1.25	1.30	—	(.55)	(.55)	10.21	14.73	12.57		.53	28
August 31, 2022	13.62	.06	(1.85)	(1.79)	(.69)	(1.68)	(2.37)	9.46	(16.22)	11.58		.53	25
August 31, 2021 †	10.66	.03	3.04	3.07	(.08)	(.03)	(.11)	13.62	29.00	13.58		.23	61
Class R3
February 29, 2024**	$10.25	.11	1.29	1.40	(.16)	(.66)	(.82)	$10.83	14.17*	$14	.17*	1.06*	10*
August 31, 2023	9.48	.07	1.26	1.33	(.01)	(.55)	(.56)	10.25	14.99	12.32		.78	28
August 31, 2022	13.64	.09	(1.85)	(1.76)	(.72)	(1.68)	(2.40)	9.48	(15.97)	11.33		.78	25
August 31, 2021 †	10.66	.06	3.04	3.10	(.09)	(.03)	(.12)	13.64	29.29	13.33		.48	61
Class R4
February 29, 2024**	$10.26	.12	1.29	1.41	(.18)	(.66)	(.84)	$10.83	14.33*	$33	.04*	1.16*	10*
August 31, 2023	9.49	.08	1.28	1.36	(.04)	(.55)	(.59)	10.26	15.36	27.07		.83	28
August 31, 2022	13.66	.09	(1.83)	(1.74)	(.75)	(1.68)	(2.43)	9.49	(15.81)	20.08		.80	25
August 31, 2021 †	10.66	.09	3.04	3.13	(.10)	(.03)	(.13)	13.66	29.58	13.08		.73	61
Class R5
February 29, 2024**	$10.28	.13	1.29	1.42	(.20)	(.66)	(.86)	$10.84	14.35*	$14	(.03)*	1.25*	10*
August 31, 2023	9.50	.11	1.27	1.38	(.05)	(.55)	(.60)	10.28	15.56	13	(.08)	1.18	28
August 31, 2022	13.67	.13	(1.85)	(1.72)	(.77)	(1.68)	(2.45)	9.50	(15.67)	11	(.07)	1.18	25
August 31, 2021 †	10.66	.11	3.03	3.14	(.10)	(.03)	(.13)	13.67	29.73	13	(.07)	.88	61
Class R6
February 29, 2024**	$10.28	.14	1.29	1.43	(.21)	(.66)	(.87)	$10.84	14.45*	$2,835	(.08)*	1.36*	10*
August 31, 2023	9.51	.11	1.27	1.38	(.06)	(.55)	(.61)	10.28	15.57	2,051	(.18)	1.13	28
August 31, 2022	13.68	.13	(1.84)	(1.71)	(.78)	(1.68)	(2.46)	9.51	(15.55)	1,050	(.17)	1.16	25
August 31, 2021	10.66	.11	3.05	3.16	(.11)	(.03)	(.14)	13.68	29.87	748	(.17)	.91	61
August 31, 2020 ‡	10.00	.01	.65	.66	—	—	—	10.66	6.60*	346	(.11)*	.11*	3*

The accompanying notes are an integral part of these financial statements.

36 Retirement Advantage Funds	Retirement Advantage Funds 37

Financial highlights cont.

2060 Fund cont.

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From net		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class Y
February 29, 2024**	$10.28	.13	1.29	1.42	(.20)	(.66)	(.86)	$10.84	14.36*	$22	(.03)*	1.27*	10*
August 31, 2023	9.51	.11	1.26	1.37	(.05)	(.55)	(.60)	10.28	15.44	18	(.08)	1.17	28
August 31, 2022	13.67	.13	(1.84)	(1.71)	(.77)	(1.68)	(2.45)	9.51	(15.58)	14	(.07)	1.18	25
August 31, 2021 †	10.66	.11	3.03	3.14	(.10)	(.03)	(.13)	13.67	29.74	16	(.07)	.89	61

See page 70 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

38 Retirement Advantage Funds	Retirement Advantage Funds 39

Financial highlights
(For a common share outstanding throughout the period)

2055 Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From net		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class A
February 29, 2024**	$10.09	.16	1.21	1.37	(.22)	(.25)	(.47)	$10.99	13.87*	$528	.09*	1.56*	12*
August 31, 2023	9.66	.07	1.19	1.26	(.06)	(.77)	(.83)	10.09	14.28	261.16		.69	37
August 31, 2022	13.43	.06	(1.83)	(1.77)	(.75)	(1.25)	(2.00)	9.66	(15.71)	171.17		.59	25
August 31, 2021 †	10.63	.06	2.96	3.02	(.10)	(.12)	(.22)	13.43	28.67	37.18		.53	46
Class C
February 29, 2024**	$10.03	.03	1.30	1.33	(.18)	(.25)	(.43)	$10.93	13.53*	$96	.46*	.32*	12*
August 31, 2023	9.63	—[f]	1.17	1.17	—	(.77)	(.77)	10.03	13.29	15.91		—[g]	37
August 31, 2022	13.37	—[f]	(1.85)	(1.85)	(.64)	(1.25)	(1.89)	9.63	(16.28)	18.92		.03	25
August 31, 2021 †	10.63	(.01)	2.94	2.93	(.07)	(.12)	(.19)	13.37	27.78	13.93		(.11)	46
Class R
February 29, 2024**	$10.09	.14	1.22	1.36	(.18)	(.25)	(.43)	$11.02	13.70*	$14	.28*	1.41*	12*
August 31, 2023	9.65	.04	1.17	1.21	—[f]	(.77)	(.77)	10.09	13.75	12.56		.40	37
August 31, 2022	13.40	.08	(1.90)	(1.82)	(.68)	(1.25)	(1.93)	9.65	(16.02)	11.57		.71	25
August 31, 2021 †	10.63	.03	2.94	2.97	(.08)	(.12)	(.20)	13.40	28.21	13.58		.23	46
Class R3
February 29, 2024**	$10.11	.16	1.21	1.37	(.20)	(.25)	(.45)	$11.03	13.83*	$14	.16*	1.53*	12*
August 31, 2023	9.67	.06	1.18	1.24	(.03)	(.77)	(.80)	10.11	14.04	12.31		.65	37
August 31, 2022	13.42	.11	(1.89)	(1.78)	(.72)	(1.25)	(1.97)	9.67	(15.78)	11.32		.95	25
August 31, 2021 †	10.63	.06	2.94	3.00	(.09)	(.12)	(.21)	13.42	28.50	13.33		.48	46
Class R4
February 29, 2024**	$10.12	.17	1.21	1.38	(.22)	(.25)	(.47)	$11.03	13.94*	$31	.04*	1.63*	12*
August 31, 2023	9.68	.08	1.19	1.27	(.06)	(.77)	(.83)	10.12	14.39	26.06		.86	37
August 31, 2022	13.44	.08	(1.84)	(1.76)	(.75)	(1.25)	(2.00)	9.68	(15.62)	30.07		.73	25
August 31, 2021 †	10.63	.09	2.94	3.03	(.10)	(.12)	(.22)	13.44	28.79	13.08		.73	46
Class R5
February 29, 2024**	$10.13	.18	1.22	1.40	(.24)	(.25)	(.49)	$11.04	14.11*	$14	(.04)*	1.73*	12*
August 31, 2023	9.69	.10	1.18	1.28	(.07)	(.77)	(.84)	10.13	14.51	12	(.09)	1.05	37
August 31, 2022	13.45	.15	(1.89)	(1.74)	(.77)	(1.25)	(2.02)	9.69	(15.48)	11	(.08)	1.35	25
August 31, 2021 †	10.63	.11	2.93	3.04	(.10)	(.12)	(.22)	13.45	28.94	13	(.07)	.88	46
Class R6
February 29, 2024**	$10.14	.19	1.21	1.40	(.25)	(.25)	(.50)	$11.04	14.09*	$4,490	(.09)*	1.84*	12*
August 31, 2023	9.70	.12	1.17	1.29	(.08)	(.77)	(.85)	10.14	14.62	3,551	(.19)	1.26	37
August 31, 2022	13.46	.15	(1.88)	(1.73)	(.78)	(1.25)	(2.03)	9.70	(15.37)	2,899	(.18)	1.38	25
August 31, 2021	10.63	.11	2.95	3.06	(.11)	(.12)	(.23)	13.46	29.08	2,274	(.17)	.91	46
August 31, 2020 ‡	10.00	.01	.62	.63	—	—	—	10.63	6.30*	1,234	(.11)*	.11*	23*

The accompanying notes are an integral part of these financial statements.

40 Retirement Advantage Funds	Retirement Advantage Funds 41

Financial highlights cont.

2055 Fund cont.

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From net		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class Y
February 29, 2024**	$10.13	.18	1.22	1.40	(.24)	(.25)	(.49)	$11.04	14.11*	$16	(.04)*	1.73*	12*
August 31, 2023	9.69	.10	1.18	1.28	(.07)	(.77)	(.84)	10.13	14.51	14	(.09)	1.04	37
August 31, 2022	13.45	.15	(1.89)	(1.74)	(.77)	(1.25)	(2.02)	9.69	(15.48)	11	(.08)	1.35	25
August 31, 2021 †	10.63	.10	2.94	3.04	(.10)	(.12)	(.22)	13.45	28.94	13	(.07)	.88	46

See page 70 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

42 Retirement Advantage Funds	Retirement Advantage Funds 43

Financial highlights
(For a common share outstanding throughout the period)

2050 Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From net		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class A
February 29, 2024**	$9.70	.20	1.09	1.29	(.26)	(.25)	(.51)	$10.48	13.59*	$636	.08*	2.05*	14*
August 31, 2023	9.54	.06	1.04	1.10	(.07)	(.87)	(.94)	9.70	12.96	329.15		.66	22
August 31, 2022	13.23	.04	(1.74)	(1.70)	(.73)	(1.26)	(1.99)	9.54	(15.35)	160.17		.38	39
August 31, 2021 †	10.60	.06	2.80	2.86	(.09)	(.14)	(.23)	13.23	27.38	19.17		.53	59
Class C
February 29, 2024**	$9.67	.18	1.06	1.24	(.19)	(.25)	(.44)	$10.47	13.07*	$15	.45*	1.79*	14*
August 31, 2023	9.50	.01	1.03	1.04	—	(.87)	(.87)	9.67	12.17	13.90		.13	22
August 31, 2022	13.17	.06	(1.84)	(1.78)	(.63)	(1.26)	(1.89)	9.50	(16.00)	11.92		.58	39
August 31, 2021 †	10.60	(.01)	2.79	2.78	(.07)	(.14)	(.21)	13.17	26.51	13.92		(.12)	59
Class R
February 29, 2024**	$9.71	.19	1.07	1.26	(.21)	(.25)	(.46)	$10.51	13.29*	$14	.28*	1.93*	14*
August 31, 2023	9.52	.05	1.03	1.08	(.02)	(.87)	(.89)	9.71	12.60	12.55		.49	22
August 31, 2022	13.20	.10	(1.85)	(1.75)	(.67)	(1.26)	(1.93)	9.52	(15.74)	11.57		.93	39
August 31, 2021 †	10.60	.03	2.79	2.82	(.08)	(.14)	(.22)	13.20	26.94	13.57		.23	59
Class R3
February 29, 2024**	$9.72	.20	1.09	1.29	(.24)	(.25)	(.49)	$10.52	13.53*	$14	.15*	2.06*	14*
August 31, 2023	9.54	.07	1.02	1.09	(.04)	(.87)	(.91)	9.72	12.78	12.30		.74	22
August 31, 2022	13.22	.13	(1.85)	(1.72)	(.70)	(1.26)	(1.96)	9.54	(15.49)	11.32		1.18	39
August 31, 2021 †	10.60	.06	2.79	2.85	(.09)	(.14)	(.23)	13.22	27.23	13.32		.48	59
Class R4
February 29, 2024**	$9.73	.22	1.07	1.29	(.26)	(.25)	(.51)	$10.51	13.59*	$55	.03*	2.21*	14*
August 31, 2023	9.55	.08	1.05	1.13	(.08)	(.87)	(.95)	9.73	13.17	42.05		.87	22
August 31, 2022	13.24	.10	(1.80)	(1.70)	(.73)	(1.26)	(1.99)	9.55	(15.34)	28.07		.94	39
August 31, 2021 †	10.60	.09	2.79	2.88	(.10)	(.14)	(.24)	13.24	27.51	13.07		.73	59
Class R5
February 29, 2024**	$9.75	.22	1.08	1.30	(.27)	(.25)	(.52)	$10.53	13.70*	$14	(.04)*	2.26*	14*
August 31, 2023	9.56	.11	1.03	1.14	(.08)	(.87)	(.95)	9.75	13.36	12	(.10)	1.14	22
August 31, 2022	13.25	.17	(1.85)	(1.68)	(.75)	(1.26)	(2.01)	9.56	(15.19)	11	(.08)	1.58	39
August 31, 2021 †	10.60	.10	2.79	2.89	(.10)	(.14)	(.24)	13.25	27.68	13	(.08)	.88	59
Class R6
February 29, 2024**	$9.76	.24	1.06	1.30	(.28)	(.25)	(.53)	$10.53	13.67*	$6,603	(.09)*	2.38*	14*
August 31, 2023	9.57	.11	1.04	1.15	(.09)	(.87)	(.96)	9.76	13.48	5,676	(.20)	1.21	22
August 31, 2022	13.26	.19	(1.86)	(1.67)	(.76)	(1.26)	(2.02)	9.57	(15.08)	4,165	(.18)	1.73	39
August 31, 2021	10.60	.11	2.79	2.90	(.10)	(.14)	(.24)	13.26	27.81	3,930	(.18)	.94	59
August 31, 2020 ‡	10.00	.01	.59	.60	—	—	—	10.60	6.00*	2,020	(.11)*	.11*	9*

The accompanying notes are an integral part of these financial statements.

44 Retirement Advantage Funds	Retirement Advantage Funds 45

Financial highlights cont.

2050 Fund cont.

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From net		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class Y
February 29, 2024**	$9.75	.22	1.08	1.30	(.27)	(.25)	(.52)	$10.53	13.69*	$15	(.04)*	2.26*	14*
August 31, 2023	9.56	.11	1.03	1.14	(.08)	(.87)	(.95)	9.75	13.37	13	(.10)	1.14	22
August 31, 2022	13.25	.17	(1.85)	(1.68)	(.75)	(1.26)	(2.01)	9.56	(15.19)	12	(.08)	1.57	39
August 31, 2021 †	10.60	.10	2.79	2.89	(.10)	(.14)	(.24)	13.25	27.68	13	(.08)	.88	59

See page 70 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

46 Retirement Advantage Funds	Retirement Advantage Funds 47

Financial highlights
(For a common share outstanding throughout the period)

2045 Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From net		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class A
February 29, 2024**	$9.69	.23	1.02	1.25	(.26)	—	(.26)	$10.68	13.01*	$901	.08*	2.33*	10*
August 31, 2023	9.68	.08	.96	1.04	(.11)	(.92)	(1.03)	9.69	12.05	549.15		.90	29
August 31, 2022	13.14	.12	(1.81)	(1.69)	(.70)	(1.07)	(1.77)	9.68	(15.04)	385.17		1.14	33
August 31, 2021 †	10.55	.09	2.64	2.73	(.10)	(.04)	(.14)	13.14	26.05	204.17		.76	44
Class C
February 29, 2024**	$9.66	.17	1.04	1.21	(.20)	—	(.20)	$10.67	12.59*	$125	.45*	1.73*	10*
August 31, 2023	9.65	.01	.95	.96	(.03)	(.92)	(.95)	9.66	11.14	28.90		.13	29
August 31, 2022	13.09	.09	(1.86)	(1.77)	(.60)	(1.07)	(1.67)	9.65	(15.63)	21.92		.77	33
August 31, 2021 †	10.55	(.05)	2.69	2.64	(.06)	(.04)	(.10)	13.09	25.17	24.92		(.42)	44
Class R
February 29, 2024**	$9.69	.23	1.00	1.23	(.21)	—	(.21)	$10.71	12.86*	$13	.28*	2.34*	10*
August 31, 2023	9.67	.05	.95	1.00	(.06)	(.92)	(.98)	9.69	11.59	12.55		.54	29
August 31, 2022	13.12	.13	(1.87)	(1.74)	(.64)	(1.07)	(1.71)	9.67	(15.41)	11.57		1.13	33
August 31, 2021 †	10.55	.03	2.66	2.69	(.08)	(.04)	(.12)	13.12	25.59	13.57		.22	44
Class R3
February 29, 2024**	$9.71	.24	1.00	1.24	(.24)	—	(.24)	$10.71	12.87*	$13	.15*	2.46*	10*
August 31, 2023	9.69	.07	.95	1.02	(.08)	(.92)	(1.00)	9.71	11.88	12.30		.79	29
August 31, 2022	13.14	.15	(1.86)	(1.71)	(.67)	(1.07)	(1.74)	9.69	(15.16)	11.32		1.38	33
August 31, 2021 †	10.55	.06	2.66	2.72	(.09)	(.04)	(.13)	13.14	25.88	13.32		.47	44
Class R4
February 29, 2024**	$9.71	.26	1.00	1.26	(.26)	—	(.26)	$10.71	13.13*	$84	.03*	2.59*	10*
August 31, 2023	9.71	.11	.93	1.04	(.12)	(.92)	(1.04)	9.71	12.05	74.05		1.21	29
August 31, 2022	13.16	.05	(1.73)	(1.68)	(.70)	(1.07)	(1.77)	9.71	(14.92)	79.07		.47	33
August 31, 2021 †	10.55	.09	2.65	2.74	(.09)	(.04)	(.13)	13.16	26.17	13.07		.72	44
Class R5
February 29, 2024**	$9.73	.26	1.01	1.27	(.28)	—	(.28)	$10.72	13.16*	$14	(.04)*	2.66*	10*
August 31, 2023	9.72	.11	.94	1.05	(.12)	(.92)	(1.04)	9.73	12.23	12	(.10)	1.19	29
August 31, 2022	13.17	.20	(1.86)	(1.66)	(.72)	(1.07)	(1.79)	9.72	(14.77)	11	(.08)	1.77	33
August 31, 2021 †	10.55	.10	2.66	2.76	(.10)	(.04)	(.14)	13.17	26.32	13	(.08)	.87	44
Class R6
February 29, 2024**	$9.73	.28	.99	1.27	(.28)	—	(.28)	$10.72	13.26*	$10,798	(.09)*	2.78*	10*
August 31, 2023	9.72	.12	.94	1.06	(.13)	(.92)	(1.05)	9.73	12.36	9,338	(.20)	1.31	29
August 31, 2022	13.18	.21	(1.86)	(1.65)	(.74)	(1.07)	(1.81)	9.72	(14.76)	7,846	(.18)	1.91	33
August 31, 2021	10.55	.11	2.66	2.77	(.10)	(.04)	(.14)	13.18	26.46	7,504	(.18)	.95	44
August 31, 2020 ‡	10.00	.01	.54	.55	—	—	—	10.55	5.50*	4,295	(.11)*	.11*	14*

The accompanying notes are an integral part of these financial statements.

48 Retirement Advantage Funds	Retirement Advantage Funds 49

Financial highlights cont.

2045 Fund cont.

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From net		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class Y
February 29, 2024**	$9.73	.26	1.01	1.27	(.28)	—	(.28)	$10.72	13.20*	$108	(.04)*	2.66*	10*
August 31, 2023	9.71	—[f]	1.06	1.06	(.12)	(.92)	(1.04)	9.73	12.35	95	(.10)	.01	29
August 31, 2022	13.17	.20	(1.87)	(1.67)	(.72)	(1.07)	(1.79)	9.71	(14.85)	11	(.08)	1.77	33
August 31, 2021 †	10.55	.10	2.66	2.76	(.10)	(.04)	(.14)	13.17	26.32	13	(.08)	.86	44

See page 70 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

50 Retirement Advantage Funds	Retirement Advantage Funds 51

Financial highlights
(For a common share outstanding throughout the period)

2040 Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From net		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class A
February 29, 2024**	$9.51	.22	.94	1.16	(.25)	(.08)	(.33)	$10.34	12.36*	$1,036	.09*	2.22*	13*
August 31, 2023	9.66	.09	.83	.92	(.10)	(.97)	(1.07)	9.51	10.90	485.18		.96	27
August 31, 2022	12.91	.09	(1.71)	(1.62)	(.67)	(.96)	(1.63)	9.66	(14.47)	171.19		.83	47
August 31, 2021 †	10.55	.08	2.47	2.55	(.10)	(.09)	(.19)	12.91	24.45	70.18		.65	45
Class C
February 29, 2024**	$9.48	.16	.95	1.11	(.18)	(.08)	(.26)	$10.33	11.78*	$34	.47*	1.62*	13*
August 31, 2023	9.62	.02	.84	.86	(.03)	(.97)	(1.00)	9.48	10.12	26.93		.26	27
August 31, 2022	12.86	.07	(1.77)	(1.70)	(.58)	(.96)	(1.54)	9.62	(15.12)	15.94		.60	47
August 31, 2021 †	10.55	(.02)	2.48	2.46	(.06)	(.09)	(.15)	12.86	23.60	14.93		(.15)	45
Class R
February 29, 2024**	$9.50	.18	.96	1.14	(.20)	(.08)	(.28)	$10.36	12.07*	$13	.29*	1.81*	13*
August 31, 2023	9.64	.07	.82	.89	(.06)	(.97)	(1.03)	9.50	10.45	12.58		.79	27
August 31, 2022	12.89	.12	(1.79)	(1.67)	(.62)	(.96)	(1.58)	9.64	(14.87)	11.59		1.10	47
August 31, 2021 †	10.55	.03	2.48	2.51	(.08)	(.09)	(.17)	12.89	24.03	12.58		.26	45
Class R3
February 29, 2024**	$9.52	.19	.96	1.15	(.22)	(.08)	(.30)	$10.37	12.20*	$13	.17*	1.94*	13*
August 31, 2023	9.66	.10	.81	.91	(.08)	(.97)	(1.05)	9.52	10.75	12.33		1.04	27
August 31, 2022	12.90	.15	(1.78)	(1.63)	(.65)	(.96)	(1.61)	9.66	(14.56)	11.34		1.35	47
August 31, 2021 †	10.55	.06	2.47	2.53	(.09)	(.09)	(.18)	12.90	24.22	12.33		.51	45
Class R4
February 29, 2024**	$9.52	.20	.96	1.16	(.24)	(.08)	(.32)	$10.36	12.37*	$66	.05*	2.07*	13*
August 31, 2023	9.67	.11	.82	.93	(.11)	(.97)	(1.08)	9.52	11.02	58.08		1.23	27
August 31, 2022	12.93	.09	(1.71)	(1.62)	(.68)	(.96)	(1.64)	9.67	(14.46)	41.09		.91	47
August 31, 2021 †	10.55	.09	2.47	2.56	(.09)	(.09)	(.18)	12.93	24.60	12.08		.75	45
Class R5
February 29, 2024**	$9.54	.21	.96	1.17	(.26)	(.08)	(.34)	$10.37	12.37*	$13	(.03)*	2.14*	13*
August 31, 2023	9.68	.13	.82	.95	(.12)	(.97)	(1.09)	9.54	11.21	12	(.07)	1.44	27
August 31, 2022	12.94	.19	(1.79)	(1.60)	(.70)	(.96)	(1.66)	9.68	(14.32)	11	(.06)	1.75	47
August 31, 2021 †	10.55	.11	2.47	2.58	(.10)	(.09)	(.19)	12.94	24.76	12	(.07)	.90	45
Class R6
February 29, 2024**	$9.55	.22	.96	1.18	(.27)	(.08)	(.35)	$10.38	12.46*	$12,098	(.08)*	2.27*	13*
August 31, 2023	9.69	.14	.82	.96	(.13)	(.97)	(1.10)	9.55	11.33	9,900	(.17)	1.49	27
August 31, 2022	12.95	.21	(1.80)	(1.59)	(.71)	(.96)	(1.67)	9.69	(14.21)	6,909	(.16)	1.92	47
August 31, 2021	10.55	.11	2.48	2.59	(.10)	(.09)	(.19)	12.95	24.89	7,183	(.17)	.98	45
August 31, 2020 ‡	10.00	.02	.53	.55	—	—	—	10.55	5.50*	4,335	(.11)*	.18*	32*

The accompanying notes are an integral part of these financial statements.

52 Retirement Advantage Funds	Retirement Advantage Funds 53

Financial highlights cont.

2040 Fund cont.

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From net		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class Y
February 29, 2024**	$9.54	.21	.96	1.17	(.26)	(.08)	(.34)	$10.37	12.40*	$34	(.03)*	2.13*	13*
August 31, 2023	9.68	.11	.84	.95	(.12)	(.97)	(1.09)	9.54	11.21	28	(.07)	1.18	27
August 31, 2022	12.94	.19	(1.79)	(1.60)	(.70)	(.96)	(1.66)	9.68	(14.32)	11	(.06)	1.75	47
August 31, 2021 †	10.55	.11	2.47	2.58	(.10)	(.09)	(.19)	12.94	24.76	12	(.07)	.90	45

See page 70 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

54 Retirement Advantage Funds	Retirement Advantage Funds 55

Financial highlights
(For a common share outstanding throughout the period)

2035 Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From net		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class A
February 29, 2024**	$9.61	.11	.95	1.06	(.30)	(.13)	(.43)	$10.24	11.24*	$2,030	.12*	1.16*	23*
August 31, 2023	9.54	.14	.66	.80	(.04)	(.69)	(.73)	9.61	9.21	1,566.22		1.49	29
August 31, 2022	12.64	.12	(1.61)	(1.49)	(.66)	(.95)	(1.61)	9.54	(13.69)	720.23		1.16	51
August 31, 2021 †	10.56	.05	2.22	2.27	(.10)	(.09)	(.19)	12.64	21.67	449.22		.45	56
Class C
February 29, 2024**	$9.55	.08	.93	1.01	(.22)	(.13)	(.35)	$10.21	10.72*	$12	.49*	.81*	23*
August 31, 2023	9.51	.08	.65	.73	—	(.69)	(.69)	9.55	8.45	11.97		.87	29
August 31, 2022	12.58	.03	(1.60)	(1.57)	(.55)	(.95)	(1.50)	9.51	(14.26)	26.98		.32	51
August 31, 2021 †	10.56	.01	2.17	2.18	(.07)	(.09)	(.16)	12.58	20.77	12.97		.12	56
Class R
February 29, 2024**	$9.60	.10	.94	1.04	(.26)	(.13)	(.39)	$10.25	10.95*	$13	.31*	.98*	23*
August 31, 2023	9.53	.11	.65	.76	—	(.69)	(.69)	9.60	8.75	11.62		1.19	29
August 31, 2022	12.61	.10	(1.63)	(1.53)	(.60)	(.95)	(1.55)	9.53	(14.00)	10.63		.92	51
August 31, 2021 †	10.56	.05	2.17	2.22	(.08)	(.09)	(.17)	12.61	21.19	12.62		.47	56
Class R3
February 29, 2024**	$9.63	.11	.94	1.05	(.28)	(.13)	(.41)	$10.27	11.07*	$13	.19*	1.11*	23*
August 31, 2023	9.54	.13	.67	.80	(.02)	(.69)	(.71)	9.63	9.15	11.37		1.44	29
August 31, 2022	12.63	.13	(1.64)	(1.51)	(.63)	(.95)	(1.58)	9.54	(13.84)	10.38		1.17	51
August 31, 2021 †	10.56	.08	2.17	2.25	(.09)	(.09)	(.18)	12.63	21.48	12.37		.72	56
Class R4
February 29, 2024**	$9.63	.12	.95	1.07	(.31)	(.13)	(.44)	$10.26	11.25*	$40	.07*	1.22*	23*
August 31, 2023	9.56	.15	.66	.81	(.05)	(.69)	(.74)	9.63	9.29	32.12		1.66	29
August 31, 2022	12.65	.13	(1.61)	(1.48)	(.66)	(.95)	(1.61)	9.56	(13.59)	21.13		1.23	51
August 31, 2021 †	10.56	.11	2.17	2.28	(.10)	(.09)	(.19)	12.65	21.77	12.12		.97	56
Class R5
February 29, 2024**	$9.65	.13	.95	1.08	(.32)	(.13)	(.45)	$10.28	11.35*	$13	(.01)*	1.30*	23*
August 31, 2023	9.57	.17	.66	.83	(.06)	(.69)	(.75)	9.65	9.50	12	(.03)	1.84	29
August 31, 2022	12.66	.17	(1.64)	(1.47)	(.67)	(.95)	(1.62)	9.57	(13.44)	11	(.02)	1.57	51
August 31, 2021 †	10.56	.13	2.16	2.29	(.10)	(.09)	(.19)	12.66	21.92	12	(.03)	1.12	56
Class R6
February 29, 2024**	$9.66	.14	.94	1.08	(.33)	(.13)	(.46)	$10.28	11.34*	$14,872	(.06)*	1.40*	23*
August 31, 2023	9.58	.18	.66	.84	(.07)	(.69)	(.76)	9.66	9.61	14,440	(.13)	1.93	29
August 31, 2022	12.67	.18	(1.63)	(1.45)	(.69)	(.95)	(1.64)	9.58	(13.34)	12,199	(.12)	1.68	51
August 31, 2021	10.56	.14	2.17	2.31	(.11)	(.09)	(.20)	12.67	22.06	12,118	(.13)	1.18	56
August 31, 2020 ‡	10.00	.07	.49	.56	—	—	—	10.56	5.60*	6,497	(.08)*	.68*	23*

The accompanying notes are an integral part of these financial statements.

56 Retirement Advantage Funds	Retirement Advantage Funds 57

Financial highlights cont.

2035 Fund cont.

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From net		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class Y
February 29, 2024**	$9.65	.13	.94	1.07	(.32)	(.13)	(.45)	$10.27	11.24*	$21	(.01)*	1.30*	23*
August 31, 2023	9.57	.17	.66	.83	(.06)	(.69)	(.75)	9.65	9.50	19	(.03)	1.84	29
August 31, 2022	12.66	.17	(1.63)	(1.46)	(.68)	(.95)	(1.63)	9.57	(13.43)	18	(.02)	1.57	51
August 31, 2021 †	10.56	.12	2.17	2.29	(.10)	(.09)	(.19)	12.66	21.92	20	(.03)	1.06	56

See page 70 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

58 Retirement Advantage Funds	Retirement Advantage Funds 59

Financial highlights
(For a common share outstanding throughout the period)

2030 Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From net		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class A
February 29, 2024**	$9.43	.12	.73	.85	(.22)	(.08)	(.30)	$9.98	9.04*	$1,171	.12*	1.28*	23*
August 31, 2023	9.53	.18	.38	.56	(.14)	(.52)	(.66)	9.43	6.36	951.25		1.90	35
August 31, 2022	12.29	.11	(1.52)	(1.41)	(.57)	(.78)	(1.35)	9.53	(12.89)	513.28		1.07	52
August 31, 2021 †	10.55	.10	1.77	1.87	(.12)	(.01)	(.13)	12.29	17.86	195.28		.83	61
Class C
February 29, 2024**	$9.34	.09	.71	.80	(.16)	(.08)	(.24)	$9.90	8.57*	$78	.50*	.94*	23*
August 31, 2023	9.45	.10	.39	.49	(.08)	(.52)	(.60)	9.34	5.58	115	1.00	1.11	35
August 31, 2022	12.23	.05	(1.52)	(1.47)	(.53)	(.78)	(1.31)	9.45	(13.50)	57	1.03	.49	52
August 31, 2021 †	10.55	.02	1.76	1.78	(.09)	(.01)	(.10)	12.23	16.99	27	1.03	.16	61
Class R
February 29, 2024**	$9.44	.11	.72	.83	(.17)	(.08)	(.25)	$10.02	8.85*	$12	.32*	1.11*	23*
August 31, 2023	9.53	.14	.38	.52	(.09)	(.52)	(.61)	9.44	5.92	11.65		1.50	35
August 31, 2022	12.26	.10	(1.55)	(1.45)	(.50)	(.78)	(1.28)	9.53	(13.20)	10.68		.90	52
August 31, 2021 †	10.55	.08	1.74	1.82	(.10)	(.01)	(.11)	12.26	17.42	12.68		.71	61
Class R3
February 29, 2024**	$9.46	.12	.72	.84	(.20)	(.08)	(.28)	$10.02	8.87*	$12	.20*	1.23*	23*
August 31, 2023	9.54	.16	.39	.55	(.11)	(.52)	(.63)	9.46	6.30	11.40		1.75	35
August 31, 2022	12.28	.12	(1.55)	(1.43)	(.53)	(.78)	(1.31)	9.54	(13.03)	10.43		1.15	52
August 31, 2021 †	10.55	.11	1.74	1.85	(.11)	(.01)	(.12)	12.28	17.70	12.43		.96	61
Class R4
February 29, 2024**	$9.47	.13	.72	.85	(.13)	(.08)	(.21)	$10.11	8.94*	$17	.07*	1.35*	23*
August 31, 2023	9.56	.19	.38	.57	(.14)	(.52)	(.66)	9.47	6.54	15.15		2.02	35
August 31, 2022	12.30	.11	(1.51)	(1.40)	(.56)	(.78)	(1.34)	9.56	(12.79)	101.18		1.15	52
August 31, 2021 †	10.55	.14	1.74	1.88	(.12)	(.01)	(.13)	12.30	17.98	12.18		1.21	61
Class R5
February 29, 2024**	$9.48	.14	.72	.86	(.23)	(.08)	(.31)	$10.03	9.15*	$12	—*g	1.43*	23*
August 31, 2023	9.57	.20	.38	.58	(.15)	(.52)	(.67)	9.48	6.64	11	—[g]	2.15	35
August 31, 2022	12.31	.17	(1.55)	(1.38)	(.58)	(.78)	(1.36)	9.57	(12.64)	10.03		1.55	52
August 31, 2021 †	10.55	.15	1.74	1.89	(.12)	(.01)	(.13)	12.31	18.13	12.03		1.36	61
Class R6
February 29, 2024**	$9.49	.14	.72	.86	(.24)	(.08)	(.32)	$10.03	9.14*	$15,450	(.05)*	1.49*	23*
August 31, 2023	9.57	.21	.39	.60	(.16)	(.52)	(.68)	9.49	6.86	13,477	(.10)	2.25	35
August 31, 2022	12.31	.16	(1.53)	(1.37)	(.59)	(.78)	(1.37)	9.57	(12.56)	11,594	(.07)	1.49	52
August 31, 2021	10.55	.16	1.74	1.90	(.13)	(.01)	(.14)	12.31	18.17	11,404	(.07)	1.38	61
August 31, 2020 ‡	10.00	.12	.43	.55	—	—	—	10.55	5.50*	5,698	(.05)*	1.21*	20*

The accompanying notes are an integral part of these financial statements.

60 Retirement Advantage Funds	Retirement Advantage Funds 61

Financial highlights cont.

2030 Fund cont.

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From net		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class Y
February 29, 2024**	$9.48	.14	.72	.86	(.23)	(.08)	(.31)	$10.03	9.16*	$116	—*g	1.43*	23*
August 31, 2023	9.57	.20	.38	.58	(.15)	(.52)	(.67)	9.48	6.65	14	—[g]	2.14	35
August 31, 2022	12.31	.17	(1.55)	(1.38)	(.58)	(.78)	(1.36)	9.57	(12.64)	12.03		1.54	52
August 31, 2021 †	10.55	.15	1.74	1.89	(.12)	(.01)	(.13)	12.31	18.13	12.03		1.35	61

See page 70 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

62 Retirement Advantage Funds	Retirement Advantage Funds 63

Financial highlights
(For a common share outstanding throughout the period)

2025 Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From net		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class A
February 29, 2024**	$9.56	.16	.53	.69	(.30)	—	(.30)	$9.95	7.31*	$1,169	.17*	1.68*	34*
August 31, 2023	9.38	.17	.19	.36	(.04)	(.14)	(.18)	9.56	3.89	1,204.30		1.83	46
August 31, 2022	11.46	.09	(1.42)	(1.33)	(.35)	(.40)	(.75)	9.38	(12.36)	1,639.33		.90	49
August 31, 2021 †	10.55	.14	1.00	1.14	(.17)	(.06)	(.23)	11.46	11.04	1,433.32		1.31	56
Class C
February 29, 2024**	$9.49	.13	.52	.65	(.22)	—	(.22)	$9.92	6.85*	$56	.54*	1.31*	34*
August 31, 2023	9.34	.10	.19	.29	—	(.14)	(.14)	9.49	3.17	53	1.05	1.11	46
August 31, 2022	11.42	.03	(1.43)	(1.40)	(.28)	(.40)	(.68)	9.34	(12.98)	66	1.08	.31	49
August 31, 2021 †	10.55	.04	1.03	1.07	(.14)	(.06)	(.20)	11.42	10.28	60	1.07	.34	56
Class R
February 29, 2024**	$9.55	.14	.54	.68	(.27)	—	(.27)	$9.96	7.12*	$11	.37*	1.49*	34*
August 31, 2023	9.38	.14	.18	.32	(.01)	(.14)	(.15)	9.55	3.47	10.70		1.48	46
August 31, 2022	11.44	.07	(1.44)	(1.37)	(.29)	(.40)	(.69)	9.38	(12.68)	10.73		.66	49
August 31, 2021 †	10.55	.10	1.00	1.10	(.15)	(.06)	(.21)	11.44	10.61	11.72		.92	56
Class R3
February 29, 2024**	$9.57	.16	.52	.68	(.29)	—	(.29)	$9.96	7.16*	$11	.24*	1.61*	34*
August 31, 2023	9.40	.16	.18	.34	(.03)	(.14)	(.17)	9.57	3.73	10.45		1.73	46
August 31, 2022	11.46	.09	(1.43)	(1.34)	(.32)	(.40)	(.72)	9.40	(12.45)	10.48		.91	49
August 31, 2021 †	10.55	.13	1.00	1.13	(.16)	(.06)	(.22)	11.46	10.88	11.47		1.17	56
Class R4
February 29, 2024**	$9.57	.17	.53	.70	(.31)	—	(.31)	$9.96	7.41*	$111	.12*	1.74*	34*
August 31, 2023	9.41	.18	.18	.36	(.06)	(.14)	(.20)	9.57	3.98	100.20		1.96	46
August 31, 2022	11.48	.11	(1.43)	(1.32)	(.35)	(.40)	(.75)	9.41	(12.29)	105.23		1.15	49
August 31, 2021 †	10.55	.15	1.01	1.16	(.17)	(.06)	(.23)	11.48	11.17	11.22		1.42	56
Class R5
February 29, 2024**	$9.59	.17	.54	.71	(.33)	—	(.33)	$9.97	7.43*	$11	.04*	1.81*	34*
August 31, 2023	9.42	.20	.18	.38	(.07)	(.14)	(.21)	9.59	4.16	10.05		2.13	46
August 31, 2022	11.49	.14	(1.44)	(1.30)	(.37)	(.40)	(.77)	9.42	(12.14)	10.08		1.31	49
August 31, 2021 †	10.55	.17	1.00	1.17	(.17)	(.06)	(.23)	11.49	11.32	11.07		1.57	56
Class R6
February 29, 2024**	$9.59	.18	.54	.72	(.34)	—	(.34)	$9.97	7.54*	$11,964	(.01)*	1.87*	34*
August 31, 2023	9.42	.21	.18	.39	(.08)	(.14)	(.22)	9.59	4.27	11,085	(.05)	2.22	46
August 31, 2022	11.49	.15	(1.44)	(1.29)	(.38)	(.40)	(.78)	9.42	(12.05)	10,784	(.02)	1.45	49
August 31, 2021	10.55	.18	1.00	1.18	(.18)	(.06)	(.24)	11.49	11.36	10,325	(.03)	1.63	56
August 31, 2020 ‡	10.00	.12	.43	.55	—	—	—	10.55	5.50*	5,137	(.02)*	1.19*	26*

The accompanying notes are an integral part of these financial statements.

64 Retirement Advantage Funds	Retirement Advantage Funds 65

Financial highlights cont.

2025 Fund cont.

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From net		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class Y
February 29, 2024**	$9.59	.18	.53	.71	(.33)	—	(.33)	$9.97	7.47*	$55	.04*	1.81*	34*
August 31, 2023	9.42	.25	.13	.38	(.07)	(.14)	(.21)	9.59	4.16	51.05		2.62	46
August 31, 2022	11.49	.13	(1.43)	(1.30)	(.37)	(.40)	(.77)	9.42	(12.14)	10.08		1.30	49
August 31, 2021 †	10.55	.17	1.00	1.17	(.17)	(.06)	(.23)	11.49	11.32	12.07		1.56	56

See page 70 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

66 Retirement Advantage Funds	Retirement Advantage Funds 67

Financial highlights
(For a common share outstanding throughout the period)

Maturity Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From net		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class A
February 29, 2024**	$9.63	.18	.48	.66	(.19)	(.01)	(.20)	$10.09	6.95*	$676	.20*	1.88*	20*
August 31, 2023	9.50	.14	.22	.36	(.14)	(.09)	(.23)	9.63	3.83	640.41		1.51	33
August 31, 2022	11.26	.03	(1.31)	(1.28)	(.32)	(.16)	(.48)	9.50	(11.91)	441.57		.25	46
August 31, 2021 †	10.49	(.01)	.95	.94	(.16)	(.01)	(.17)	11.26	9.06	565.60		(.06)	41
Class C
February 29, 2024**	$9.47	.14	.47	.61	(.15)	(.01)	(.16)	$9.92	6.56*	$10	.58*	1.51*	20*
August 31, 2023	9.37	.06	.22	.28	(.09)	(.09)	(.18)	9.47	3.06	10	1.16	.63	33
August 31, 2022	11.19	(.06)	(1.29)	(1.35)	(.31)	(.16)	(.47)	9.37	(12.59)	9	1.32	(.56)	46
August 31, 2021 †	10.49	.05	.81	.86	(.15)	(.01)	(.16)	11.19	8.25	11	1.35	.49	41
Class R
February 29, 2024**	$9.54	.16	.48	.64	(.17)	(.01)	(.18)	$10.00	6.82*	$10	.40*	1.68*	20*
August 31, 2023	9.43	.09	.23	.32	(.12)	(.09)	(.21)	9.54	3.37	10.81		.98	33
August 31, 2022	11.22	(.02)	(1.29)	(1.31)	(.32)	(.16)	(.48)	9.43	(12.26)	10.97		(.21)	46
August 31, 2021 †	10.49	.09	.81	.90	(.16)	(.01)	(.17)	11.22	8.60	11	1.00	.84	41
Class R3
February 29, 2024**	$9.59	.17	.48	.65	(.18)	(.01)	(.19)	$10.05	6.92*	$11	.28*	1.80*	20*
August 31, 2023	9.47	.12	.22	.34	(.13)	(.09)	(.22)	9.59	3.63	10.56		1.23	33
August 31, 2022	11.24	—[f]	(1.29)	(1.29)	(.32)	(.16)	(.48)	9.47	(12.03)	10.72		.04	46
August 31, 2021 †	10.49	.12	.80	.92	(.16)	(.01)	(.17)	11.24	8.84	11.75		1.09	41
Class R4
February 29, 2024**	$9.64	.19	.47	.66	(.19)	(.01)	(.20)	$10.10	7.01*	$33	.15*	1.93*	20*
August 31, 2023	9.51	.15	.22	.37	(.15)	(.09)	(.24)	9.64	3.94	29.31		1.55	33
August 31, 2022	11.26	.02	(1.29)	(1.27)	(.32)	(.16)	(.48)	9.51	(11.81)	22.47		.18	46
August 31, 2021 †	10.49	.14	.80	.94	(.16)	(.01)	(.17)	11.26	9.08	11.50		1.34	41
Class R5
February 29, 2024**	$9.67	.20	.47	.67	(.20)	(.01)	(.21)	$10.13	7.06*	$11	.08*	2.00*	20*
August 31, 2023	9.53	.15	.24	.39	(.16)	(.09)	(.25)	9.67	4.14	10.16		1.63	33
August 31, 2022	11.28	.05	(1.32)	(1.27)	(.32)	(.16)	(.48)	9.53	(11.77)	10.32		.44	46
August 31, 2021 †	10.49	.16	.81	.97	(.17)	(.01)	(.18)	11.28	9.29	11.35		1.49	41
Class R6
February 29, 2024**	$9.69	.20	.48	.68	(.21)	(.01)	(.22)	$10.15	7.11*	$13,060	.03*	2.07*	20*
August 31, 2023	9.56	.16	.23	.39	(.17)	(.09)	(.26)	9.69	4.12	11,980.06		1.73	33
August 31, 2022	11.29	.06	(1.31)	(1.25)	(.32)	(.16)	(.48)	9.56	(11.57)	12,192.22		.58	46
August 31, 2021	10.49	.20	.78	.98	(.17)	(.01)	(.18)	11.29	9.42	11,041.25		1.86	41
August 31, 2020 ‡	10.00	(.01)	.50	.49	—	—	—	10.49	4.90*	2,152	.17*	(.07)*	6*

The accompanying notes are an integral part of these financial statements.

68 Retirement Advantage Funds	Retirement Advantage Funds 69

Financial highlights cont.

Maturity Fund cont.

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From net		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class Y
February 29, 2024**	$9.67	.20	.47	.67	(.20)	(.01)	(.21)	$10.13	7.06*	$26	.08*	2.00*	20*
August 31, 2023	9.53	.16	.23	.39	(.16)	(.09)	(.25)	9.67	4.14	24.16		1.63	33
August 31, 2022	11.28	.05	(1.32)	(1.27)	(.32)	(.16)	(.48)	9.53	(11.77)	22.32		.43	46
August 31, 2021 †	10.49	.16	.81	.97	(.17)	(.01)	(.18)	11.28	9.29	11.35		1.49	41

* Not annualized.

** Unaudited.

∆ For the period December 30, 2020 (commencement of operations) to August 31, 2021.

† For the period September 1, 2020 (commencement of operations) to August 31, 2021.

‡ For the period December 31, 2019 (commencement of operations) to August 31, 2020.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b The ratio of net investment income and net investment income per share amounts shown may not correspond with the expected class specific difference due to the timing of income received from the underlying Putnam Funds and the timing of subscriptions/redemption to the class.

c Total return does not reflect the effect of sales charges.

d Expense ratios do not include expenses of the underlying funds.

e Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation the expenses for the following periods reflect a reduction of the following based on each fund’s average net assets (Note 2):

	2/29/24	8/31/23	8/31/22	8/31/21	8/31/20
2065 Fund
Classes A, C, R, R3, R4, R5, R6 and Y	7.55%	28.50%	70.37%	99.33%	N/A
2060 Fund
Classes A, C, R, R3, R4, R5, and Y	1.81	5.12	7.76	12.96	N/A
Class R6	1.81	5.12	7.76	12.96	29.98%
2055 Fund
Classes A, C, R, R3, R4, R5, and Y	1.32	3.11	3.54	5.93	N/A
Class R6	1.32	3.11	3.54	5.93	8.82
2050 Fund
Classes A, C, R, R3, R4, R5, and Y	1.03	2.43	2.67	4.00	N/A
Class R6	1.03	2.43	2.67	4.00	6.16
2045 Fund
Classes A, C, R, R3, R4, R5, and Y	0.82	1.79	1.83	2.62	N/A
Class R6	0.82	1.79	1.83	2.62	4.00
2040 Fund
Classes A, C, R, R3, R4, R5, and Y	0.75	1.79	1.88	2.73	N/A
Class R6	0.75	1.79	1.88	2.73	3.98

	2/29/24	8/31/23	8/31/22	8/31/21	8/31/20
2035 Fund
Classes A, C, R, R3, R4, R5, and Y	0.64	1.37	1.40	2.08	N/A
Class R6	0.64	1.37	1.40	2.08	3.25
2030 Fund
Classes A, C, R, R3, R4, R5, and Y	0.63	1.40	1.36	2.10	N/A
Class R6	0.63	1.40	1.36	2.10	3.38
2025 Fund
Classes A, C, R, R3, R4, R5, and Y	0.62	1.39	1.30	2.10	N/A
Class R6	0.62	1.39	1.30	2.10	3.46
Maturity Fund
Classes A, C, R, R3, R4, R5, and Y	0.56	1.22	1.04	1.86	N/A
Class R6	0.56	1.22	1.04	1.86	16.03

f Amount represents less than $0.01 per share.

g Amount represents less than 0.01% of average net assets.

The accompanying notes are an integral part of these financial statements.

70 Retirement Advantage Funds	Retirement Advantage Funds 71

Notes to financial statements 2/29/24 (Unaudited)

Unless otherwise noted, the “reporting period” represents the period from September 1, 2023 through February 29, 2024. The following table defines commonly used references within the Notes to financial statements.

References to	Represent
Franklin Templeton	Franklin Resources, Inc.
JPMorgan	JPMorgan Chase Bank, N.A.
PIL	Putnam Investments Limited, an affiliate of Putnam Management
Putnam Management	Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Franklin Templeton
SEC	Securities and Exchange Commission

Each of the Putnam Retirement Advantage Funds (collectively the funds) were named the following:

Putnam Retirement Advantage 2065 Fund (2065 Fund)	Putnam Retirement Advantage 2040 Fund (2040 Fund)
Putnam Retirement Advantage 2060 Fund (2060 Fund)	Putnam Retirement Advantage 2035 Fund (2035 Fund)
Putnam Retirement Advantage 2055 Fund (2055 Fund)	Putnam Retirement Advantage 2030 Fund (2030 Fund)
Putnam Retirement Advantage 2050 Fund (2050 Fund)	Putnam Retirement Advantage 2025 Fund (2025 Fund)
Putnam Retirement Advantage 2045 Fund (2045 Fund)	Putnam Retirement Advantage Maturity Fund (Maturity Fund)

Each fund is a diversified series of Putnam Target Date Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end investment company. Each target date fund, except the Maturity Fund, seeks capital appreciation and current income consistent with a decreasing emphasis on capital appreciation and an increasing emphasis on current income as it approaches its target date. Maturity Fund seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital.

Currently there are ten separate funds, of which nine have a target date specified by the calendar year in the name of each fund. The target dates are in five-year increments beginning with the year 2025. The tenth fund is named Maturity Fund. Amounts invested in each target date fund are allocated among underlying Putnam funds based on the fund’s target date. The target percentages for each target date fund gradually change over time based on the number of years that remain until the target date of the fund so that a fund’s asset allocation will become more conservative as the fund approaches its target date. The asset allocation of each target date fund is designed to provide a diversified investment that Putnam Management believes is neither overly aggressive nor overly conservative for a typical investor planning to retire (or otherwise begin using the invested funds) in the target year. When a fund’s target percentages correspond to those of Maturity Fund, which currently is expected to occur during the latter part of the target year, the fund will be merged into Maturity Fund.

These financial statements report on each fund, which may invest in certain Putnam funds which are managed by Putnam Management. The financial statements of the underlying Putnam funds contain additional information about the expenses and investments of the underlying Putnam funds and are available upon request. As of February 29, 2024, each fund may invest in the following diversified funds:

Putnam Dynamic Asset Allocation Balanced Fund	Putnam Dynamic Asset Allocation Growth Fund
Putnam Dynamic Asset Allocation Conservative Fund	Putnam Multi-Asset Income Fund
Putnam Dynamic Asset Allocation Equity Fund	Putnam Short Term Investment Fund

72 Retirement Advantage Funds

Each fund offers the following share classes. The expenses for each class of shares may differ based on the distribution and investor servicing fees of each class, which are identified in Note 2.

Share class	Sales charge	Contingent deferred sales charge	Conversion feature
1.00% on certain redemptions of shares
Class A	Up to 5.75%/4.00%†	bought with no initial sales charge	None
Converts to class A shares
Class C	None	1.00% eliminated after one year	after 8 years
Class R*	None	None	None
Class R3*	None	None	None
Class R4*	None	None	None
Class R5*	None	None	None
Class R6*	None	None	None
Class Y*	None	None	None

* Not available to all investors.

† Sales charge 5.75% for all funds except Maturity Fund which is 4.00%.

In the normal course of business, each fund enters into contracts that may include agreements to indemnify another party under given circumstances. Each fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against each fund. However, each fund’s management team expects the risk of material loss to be remote.

Each fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to each fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of each fund.

Under the Trust’s Amended and Restated Agreement and Declaration of Trust, any claims asserted by a shareholder against or on behalf of the Trust (or its series), including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

Note 1: Significant accounting policies

Each fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946. The following is a summary of significant accounting policies consistently followed by each fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of each fund are borne pro-rata based on the relative net assets of each class to the total net assets of each fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund if that fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation The price of each fund’s shares is based on its net asset value (NAV), which is in turn based on the NAVs of the underlying Putnam funds in which it invests, which are classified as Level 1 or Level 2 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). The NAVs of the underlying Putnam funds are determined based on the policies contained in each underlying Putnam fund’s financial statements. The NAV per share of each class equals the total value of its assets, less its liabilities, divided

Retirement Advantage Funds 73

by the number of its outstanding shares. Shares are only valued as of the scheduled close of regular trading on the New York Stock Exchange each day the exchange is open.

Security transactions and related investment income Security transactions, which consist of shares of the underlying Putnam funds, are recorded on the trade date (date the order to buy or sell is executed). Gains or losses from the sale of the underlying Putnam funds are determined on the identified cost basis. Income and capital gain distributions from the underlying Putnam funds are recorded on the ex-dividend date.

Interfund lending Each fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the funds to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the funds did not utilize the program.

Federal taxes It is the policy of each fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of each fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

Each fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The funds did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the funds’ federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Under the Regulated Investment Company Modernization Act of 2010, the funds will be permitted to carry forward capital losses incurred for an unlimited period and the carry forwards will retain their character as either short-term or long-term capital losses. At August 31, 2023, the following funds had capital loss carryovers in the following amounts to the extent allowed by the Code, to offset future net capital gain, if any:

Loss carryover
	Short-term	Long-term	Total
2045 Fund	$3,073	$201,815	$204,888
2035 Fund	11,408	27,453	38,861
2025 Fund	—	212,423	212,423

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The aggregate identified cost on a tax basis, resulting in gross unrealized appreciation and depreciation, respectively, and net unrealized for each fund are as follows:

			Net unrealized	Cost for
	Unrealized	Unrealized	appreciation/	federal income
	appreciation	(depreciation)	(depreciation)	tax purposes
2065 Fund	$76,916	$(1,626)	$75,290	$633,831
2060 Fund	281,939	(3,929)	278,010	3,194,173
2055 Fund	410,256	(14,220)	396,036	4,805,156
2050 Fund	505,726	(55,229)	450,497	6,913,595
2045 Fund	907,567	(164,840)	742,727	11,310,226
2040 Fund	801,482	(9,474)	792,008	12,513,489
2035 Fund	537,983	(39,532)	498,451	16,513,034
2030 Fund	21,811	(34,864)	(13,053)	16,879,257
2025 Fund	722,862	(829,220)	(106,358)	13,494,668
Maturity Fund	47,934	(244,069)	(196,135)	14,034,479

74 Retirement Advantage Funds

Distributions to shareholders Each fund normally distributes any net investment income and any net realized capital gains annually, except Maturity Fund, which normally distributes any net investment income monthly and any net realized capital gains annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2: Management fee, administrative services and other transactions

Under the funds’ management contract (the “Management Contract”), each fund pays a management fee to Putnam Management. The fee for each fund is calculated and paid monthly based on an annual rate and the fund’s average net assets for the month. For Maturity Fund, the annual rate is 0.36%. For each other fund, the annual rate is based on the number of years remaining (determined as of September 30th of each year and applicable through September 30th of the following year) until the date referenced in the fund’s name (the “Target Date”). “Average net assets” means the average of all of the determinations of a fund’s net asset value at the close of business on each business day during each month. The annual rate for each fund for the reporting period were:

2065 Fund	0.45%
2060 Fund	0.44%
2055 Fund	0.43%
2050 Fund	0.42%
2045 Fund	0.41%
2040 Fund	0.40%
2035 Fund	0.39%
2030 Fund	0.38%
2025 Fund	0.37%

Putnam Management has contractually agreed to waive fees and/or reimburse expenses of each fund through at least December 30, 2026 in an amount equal to the fund’s acquired fund fees and expenses. During the reporting period, expenses for each fund were reduced by the following amounts as a result of this waiver:

Fees waived and reimbursed
by the Manager
2065 Fund	$1,760
2060 Fund	8,823
2055 Fund	13,610
2050 Fund	20,801
2045 Fund	33,956
2040 Fund	35,553
2035 Fund	45,118
2030 Fund	43,829
2025 Fund	30,523
Maturity Fund	26,388

Putnam Management has also contractually agreed to waive fees and/or reimburse expenses of each class of shares of each fund through at least December 30, 2026 in an amount sufficient to result in total annual fund operating expenses for the fund’s class A, C, R, R3, R4, R5, R6 and Y shares (exclusive of payments under the fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and extraordinary

Retirement Advantage Funds 75

expenses) that equal 0.55%, 0.55%, 0.70%, 0.70%, 0.70%, 0.55%, 0.45%, and 0.55%, respectively, of the fund’s average net assets. During the reporting period, expenses for each fund were reduced by the following amounts as a result of this waiver:

Fees waived and reimbursed
by the Manager
2065 Fund	$41,886
2060 Fund	43,271
2055 Fund	43,932
2050 Fund	46,514
2045 Fund	53,484
2040 Fund	52,731
2035 Fund	57,159
2030 Fund	55,753
2025 Fund	51,826
Maturity Fund	50,312

PIL is authorized by the Trustees to manage a separate portion of the assets of each fund as determined by Putnam Management from time to time. PIL did not manage any portion of the assets of the funds during the reporting period. If Putnam Management were to engage the services of PIL, Putnam Management would pay a quarterly sub-management fee to PIL for its services at an annual rate of 0.25% of the average net assets of the portion of each fund managed by PIL.

On January 1, 2024, a subsidiary of Franklin Templeton acquired Putnam U.S. Holdings I, LLC (“Putnam Holdings”), the parent company of Putnam Management and PIL, in a stock and cash transaction (the “Transaction”). As a result of the Transaction, Putnam Management and PIL became indirect, wholly-owned subsidiaries of Franklin Templeton. The Transaction also resulted in the automatic termination of the investment management contract between the fund and Putnam Management and the sub-management contract for the fund between Putnam Management and PIL that were in place for the fund before the Transaction (together, the “Previous Advisory Contracts”). However, Putnam Management and PIL continued to provide uninterrupted services with respect to the 2065 Fund, 2035 Fund and 2030 Fund pursuant to new investment management and sub-management contracts that were approved by fund shareholders at a shareholder meeting held in connection with the Transaction and that took effect on January 1, 2024 (together, the “New Advisory Contracts”). The terms of the New Advisory Contracts are substantially similar to those of the Previous Advisory Contracts, and the fee rates payable under the New Advisory Contracts are the same as the fee rates under the Previous Advisory Contracts.

With respect to 2055 Fund, 2025 Fund and Maturity Fund, for the period from January 1, 2024 until January 31, 2024, and with respect to 2060 Fund, 2050 Fund, 2045 Fund and 2040 Fund, for the period from January 1, 2024 until February 14, 2024, Putnam Management and PIL continued to provide uninterrupted services with respect to the fund pursuant to interim investment management and sub-management contracts (together, the “Interim Advisory Contracts”) that were approved by the Board of Trustees. The terms of the Interim Advisory Contracts were identical to those of the Previous Advisory Contracts, except for the term of the contracts and those provisions required by regulation. On January 31, 2024 and February 14, 2024, new investment management and sub-management contracts were approved by fund shareholders at a shareholder meeting held in connection with the Transaction (together, the “New Advisory Contracts”). The New Advisory Contracts took effect on January 31, 2024 and February 14, 2024 and replaced the Interim Advisory Contracts. The terms of the New Advisory Contracts are substantially similar to those of the Previous Advisory Contracts, and the fee rates payable under the New Advisory Contracts are the same as the fee rates under the Previous Advisory Contracts.

76 Retirement Advantage Funds

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to each fund at the following class specific rates. During the period, the expenses for each class of shares related to investor servicing fees for each fund were as follows:

	Class A	Class C	Class R	Class R3	Class R4	Class R5	Class R6	Class Y
Maximum %	0.125%	0.125%	0.275%	0.275%	0.275%	0.125%	0.025%	0.125%	Total
2065 Fund	$160	$23	$19	$16	$91	$7	$20	$15	$351
2060 Fund	258	18	18	18	39	8	294	12	$665
2055 Fund	188	23	17	18	37	8	494	9	$794
2050 Fund	276	9	17	17	63	8	751	9	$1,150
2045 Fund	404	23	17	17	105	8	1,226	61	$1,861
2040 Fund	495	17	17	17	82	8	1,351	18	$2,005
2035 Fund	1,119	7	16	16	47	7	1,767	13	$2,992
2030 Fund	657	74	15	15	21	7	1,839	9	$2,637
2025 Fund	748	34	14	14	143	6	1,469	32	$2,460
Maturity Fund	406	6	14	14	42	6	1,617	15	$2,120

Each fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Putnam Investments, LLC, for services provided and expenses incurred in distributing shares of the funds. The Plans provide for payments by each fund to Putnam Retail Management Limited Partnership at an annual rate of up to the following amounts (“Maximum %”) of the average net assets attributable to each class. The Trustees have approved payment by the funds at the following annual rates (“Approved %”) of the average net assets attributable to each class. During the reporting period, the class-specific expenses related to distribution fees for each fund were as follows:

	Class A	Class C	Class R	Class R3
Maximum %	0.35%	1.00%	1.00%	0.35%
Approved %	0.25%	1.00%	0.50%	0.25%	Total
2065 Fund	$318	$183	$35	$15	$551
2060 Fund	512	147	32	16	$707
2055 Fund	374	183	31	16	$604
2050 Fund	547	69	31	16	$663
2045 Fund	802	187	31	15	$1,035
2040 Fund	982	137	30	15	$1,164
2035 Fund	2,225	57	29	15	$2,326
2030 Fund	1,306	592	27	14	$1,939
2025 Fund	1,488	267	25	13	$1,793
Maturity Fund	808	49	25	13	$895

Retirement Advantage Funds 77

For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received net commissions from the sale of class A shares and received contingent deferred sales charges from redemptions of class C shares in the following amounts:

	Class A
	Net Commissions	Class C CDSC
2065 Fund	$360	$—
2060 Fund	833	—
2055 Fund	502	—
2050 Fund	919	—
2045 Fund	1,334	—
2040 Fund	782	—
2035 Fund	803	—
2030 Fund	851	150
2025 Fund	158	—
Maturity Fund	11	—

A deferred sales charge of up to 1.00% is assessed on certain redemptions of class A shares. For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received the following amount on class A redemptions:

Class A CDSC
2055 Fund	$21
2050 Fund	13
2045 Fund	24
2025 Fund	6

Note 3: Purchases and sales of securities

During the reporting period, cost of purchases and proceeds from sales of underlying Putnam Funds were as follows:

	Cost of purchases	Proceeds from sales
2065 Fund	$195,460	$79,795
2060 Fund	904,852	297,466
2055 Fund	1,354,605	533,593
2050 Fund	1,545,947	918,144
2045 Fund	2,124,406	1,106,132
2040 Fund	3,208,320	1,472,625
2035 Fund	3,602,600	4,038,494
2030 Fund	4,686,666	3,608,144
2025 Fund	4,461,141	4,366,140
Maturity Fund	2,942,562	2,633,475

78 Retirement Advantage Funds

Note 4: Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Transactions, including, if applicable, direct exchanges pursuant to share conversions, in capital shares were as follows:

2065 Fund

	SIX MONTHS ENDED 2/29/24		YEAR ENDED 8/31/23
Class A	Shares	Amount	Shares	Amount
Shares sold	4,506	$48,203	19,398	$189,489
Shares issued in connection with
reinvestment of distributions	1,371	14,449	269	2,384
	5,877	62,652	19,667	191,873
Shares repurchased	(376)	(3,989)	(1,538)	(14,911)
Net increase	5,501	$58,663	18,129	$176,962

	SIX MONTHS ENDED 2/29/24		YEAR ENDED 8/31/23
Class C	Shares	Amount	Shares	Amount
Shares sold	907	$9,582	1,752	$17,548
Shares issued in connection with
reinvestment of distributions	196	2,052	71	623
	1,103	11,634	1,823	18,171
Shares repurchased	(27)	(289)	(4)	(35)
Net increase	1,076	$11,345	1,819	$18,136

	SIX MONTHS ENDED 2/29/24		YEAR ENDED 8/31/23
Class R	Shares	Amount	Shares	Amount
Shares sold	337	$3,500	—	$—
Shares issued in connection with
reinvestment of distributions	76	801	52	459
	413	4,301	52	459
Shares repurchased	—	—	—	—
Net increase	413	$4,301	52	$459

	SIX MONTHS ENDED 2/29/24		YEAR ENDED 8/31/23
Class R3	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with
reinvestment of distributions	59	625	52	461
	59	625	52	461
Shares repurchased	—	—	—	—
Net increase	59	$625	52	$461

Retirement Advantage Funds 79

	SIX MONTHS ENDED 2/29/24		YEAR ENDED 8/31/23
Class R4	Shares	Amount	Shares	Amount
Shares sold	1,385	$14,550	1,829	$17,526
Shares issued in connection with
reinvestment of distributions	361	3,811	220	1,950
	1,746	18,361	2,049	19,476
Shares repurchased	(35)	(359)	(94)	(874)
Net increase	1,711	$18,002	1,955	$18,602

	SIX MONTHS ENDED 2/29/24		YEAR ENDED 8/31/23
Class R5	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with
reinvestment of distributions	63	674	57	504
	63	674	57	504
Shares repurchased	—	—	—	—
Net increase	63	$674	57	$504

	SIX MONTHS ENDED 2/29/24		YEAR ENDED 8/31/23
Class R6	Shares	Amount	Shares	Amount
Shares sold	9,433	$101,646	11,402	$111,909
Shares issued in connection with
reinvestment of distributions	786	8,313	247	2,197
	10,219	109,959	11,649	114,106
Shares repurchased	(5,254)	(57,157)	(1,866)	(17,777)
Net increase	4,965	$52,802	9,783	$96,329

	SIX MONTHS ENDED 2/29/24		YEAR ENDED 8/31/23
Class Y	Shares	Amount	Shares	Amount
Shares sold	56	$601	52	$500
Shares issued in connection with
reinvestment of distributions	135	1,426	122	1,085
	191	2,027	174	1,585
Shares repurchased	(1,392)	(15,111)	(50)	(474)
Net increase (decrease)	(1,201)	$(13,084)	124	$1,111

2060 Fund

	SIX MONTHS ENDED 2/29/24		YEAR ENDED 8/31/23
Class A	Shares	Amount	Shares	Amount
Shares sold	8,057	$82,895	28,200	$268,506
Shares issued in connection with
reinvestment of distributions	3,303	33,558	966	8,491
	11,360	116,453	29,166	276,997
Shares repurchased	(1,807)	(18,752)	(5,264)	(52,796)
Net increase	9,553	$97,701	23,902	$224,201

80 Retirement Advantage Funds

	SIX MONTHS ENDED 2/29/24		YEAR ENDED 8/31/23
Class C	Shares	Amount	Shares	Amount
Shares sold	2,582	$25,842	25	$240
Shares issued in connection with
reinvestment of distributions	311	3,127	74	644
	2,893	28,969	99	884
Shares repurchased	(2)	(25)	—	—
Net increase	2,891	$28,944	99	$884

	SIX MONTHS ENDED 2/29/24		YEAR ENDED 8/31/23
Class R	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with
reinvestment of distributions	95	967	72	632
	95	967	72	632
Shares repurchased	—	—	—	—
Net increase	95	$967	72	$632

	SIX MONTHS ENDED 2/29/24		YEAR ENDED 8/31/23
Class R3	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with
reinvestment of distributions	98	999	73	641
	98	999	73	641
Shares repurchased	—	—	—	—
Net increase	98	$999	73	$641

	SIX MONTHS ENDED 2/29/24		YEAR ENDED 8/31/23
Class R4	Shares	Amount	Shares	Amount
Shares sold	266	$2,754	452	$4,296
Shares issued in connection with
reinvestment of distributions	220	2,241	149	1,309
	486	4,995	601	5,605
Shares repurchased	(132)	(1,363)	(36)	(326)
Net increase	354	$3,632	565	$5,279

	SIX MONTHS ENDED 2/29/24		YEAR ENDED 8/31/23
Class R5	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with
reinvestment of distributions	104	1,056	78	689
	104	1,056	78	689
Shares repurchased	—	—	—	—
Net increase	104	$1,056	78	$689

Retirement Advantage Funds 81

	SIX MONTHS ENDED 2/29/24		YEAR ENDED 8/31/23
Class R6	Shares	Amount	Shares	Amount
Shares sold	63,109	$648,884	116,026	$1,118,407
Shares issued in connection with
reinvestment of distributions	19,273	196,200	9,503	83,625
	82,382	845,084	125,529	1,202,032
Shares repurchased	(20,444)	(217,672)	(36,454)	(354,454)
Net increase	61,938	$627,412	89,075	$847,578

	SIX MONTHS ENDED 2/29/24		YEAR ENDED 8/31/23
Class Y	Shares	Amount	Shares	Amount
Shares sold	176	$1,800	171	$1,649
Shares issued in connection with
reinvestment of distributions	159	1,619	104	917
	335	3,419	275	2,566
Shares repurchased	(33)	(350)	(3)	(25)
Net increase	302	$3,069	272	$2,541

2055 Fund

	SIX MONTHS ENDED 2/29/24		YEAR ENDED 8/31/23
Class A	Shares	Amount	Shares	Amount
Shares sold	22,543	$239,782	7,667	$73,719
Shares issued in connection with
reinvestment of distributions	1,285	13,304	1,755	15,335
	23,828	253,086	9,422	89,054
Shares repurchased	(1,623)	(16,655)	(1,270)	(11,816)
Net increase	22,205	$236,431	8,152	$77,238

	SIX MONTHS ENDED 2/29/24		YEAR ENDED 8/31/23
Class C	Shares	Amount	Shares	Amount
Shares sold	7,214	$74,522	242	$2,400
Shares issued in connection with
reinvestment of distributions	100	1,027	121	1,057
	7,314	75,549	363	3,457
Shares repurchased	(9)	(95)	(782)	(7,535)
Net increase (decrease)	7,305	$75,454	(419)	$(4,078)

	SIX MONTHS ENDED 2/29/24		YEAR ENDED 8/31/23
Class R	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with
reinvestment of distributions	50	517	98	859
	50	517	98	859
Shares repurchased	—	—	—	—
Net increase	50	$517	98	$859

82 Retirement Advantage Funds

	SIX MONTHS ENDED 2/29/24		YEAR ENDED 8/31/23
Class R3	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with
reinvestment of distributions	52	549	102	890
	52	549	102	890
Shares repurchased	—	—	—	—
Net increase	52	$549	102	$890

	SIX MONTHS ENDED 2/29/24		YEAR ENDED 8/31/23
Class R4	Shares	Amount	Shares	Amount
Shares sold	267	$2,755	533	$5,070
Shares issued in connection with
reinvestment of distributions	116	1,205	279	2,442
	383	3,960	812	7,512
Shares repurchased	(140)	(1,399)	(1,381)	(12,990)
Net increase (decrease)	243	$2,561	(569)	$(5,478)

	SIX MONTHS ENDED 2/29/24		YEAR ENDED 8/31/23
Class R5	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with
reinvestment of distributions	58	602	107	939
	58	602	107	939
Shares repurchased	—	—	—	—
Net increase	58	$602	107	$939

	SIX MONTHS ENDED 2/29/24		YEAR ENDED 8/31/23
Class R6	Shares	Amount	Shares	Amount
Shares sold	75,597	$771,036	127,555	$1,231,580
Shares issued in connection with
reinvestment of distributions	18,238	189,492	31,627	277,055
	93,835	960,528	159,182	1,508,635
Shares repurchased	(37,460)	(399,633)	(107,710)	(1,018,667)
Net increase	56,375	$560,895	51,472	$489,968

	SIX MONTHS ENDED 2/29/24		YEAR ENDED 8/31/23
Class Y	Shares	Amount	Shares	Amount
Shares sold	23	$239	51	$480
Shares issued in connection with
reinvestment of distributions	64	666	114	1,001
	87	905	165	1,481
Shares repurchased	(2)	(25)	(3)	(25)
Net increase	85	$880	162	$1,456

Retirement Advantage Funds 83

2050 Fund

	SIX MONTHS ENDED 2/29/24		YEAR ENDED 8/31/23
Class A	Shares	Amount	Shares	Amount
Shares sold	29,240	$290,060	16,693	$152,199
Shares issued in connection with
reinvestment of distributions	2,102	20,788	2,277	19,353
	31,342	310,848	18,970	171,552
Shares repurchased	(4,585)	(47,505)	(1,774)	(16,171)
Net increase	26,757	$263,343	17,196	$155,381

	SIX MONTHS ENDED 2/29/24		YEAR ENDED 8/31/23
Class C	Shares	Amount	Shares	Amount
Shares sold	98	$918	75	$700
Shares issued in connection with
reinvestment of distributions	62	617	114	972
	160	1,535	189	1,672
Shares repurchased	(2)	(25)	—	—
Net increase	158	$1,510	189	$1,672

	SIX MONTHS ENDED 2/29/24		YEAR ENDED 8/31/23
Class R	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with
reinvestment of distributions	58	574	117	997
	58	574	117	997
Shares repurchased	—	—	—	—
Net increase	58	$574	117	$997

	SIX MONTHS ENDED 2/29/24		YEAR ENDED 8/31/23
Class R3	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with
reinvestment of distributions	61	606	120	1,028
	61	606	120	1,028
Shares repurchased	—	—	—	—
Net increase	61	$606	120	$1,028

	SIX MONTHS ENDED 2/29/24		YEAR ENDED 8/31/23
Class R4	Shares	Amount	Shares	Amount
Shares sold	770	$7,615	1,325	$12,289
Shares issued in connection with
reinvestment of distributions	242	2,399	375	3,195
	1,012	10,014	1,700	15,484
Shares repurchased	(63)	(602)	(396)	(3,631)
Net increase	949	$9,412	1,304	$11,853

84 Retirement Advantage Funds

	SIX MONTHS ENDED 2/29/24		YEAR ENDED 8/31/23
Class R5	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with
reinvestment of distributions	66	659	127	1,077
	66	659	127	1,077
Shares repurchased	—	—	—	—
Net increase	66	$659	127	$1,077

	SIX MONTHS ENDED 2/29/24		YEAR ENDED 8/31/23
Class R6	Shares	Amount	Shares	Amount
Shares sold	84,473	$826,065	182,713	$1,716,131
Shares issued in connection with
reinvestment of distributions	31,326	311,383	52,973	451,855
	115,799	1,137,448	235,686	2,167,986
Shares repurchased	(70,469)	(717,492)	(89,106)	(822,992)
Net increase	45,330	$419,956	146,580	$1,344,994

	SIX MONTHS ENDED 2/29/24		YEAR ENDED 8/31/23
Class Y	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with
reinvestment of distributions	72	716	138	1,172
	72	716	138	1,172
Shares repurchased	—	—	—	—
Net increase	72	$716	138	$1,172

2045 Fund

	SIX MONTHS ENDED 2/29/24		YEAR ENDED 8/31/23
Class A	Shares	Amount	Shares	Amount
Shares sold	27,242	$275,163	18,209	$169,988
Shares issued in connection with
reinvestment of distributions	1,555	15,721	5,155	44,231
	28,797	290,884	23,364	214,219
Shares repurchased	(1,151)	(11,351)	(6,363)	(59,230)
Net increase	27,646	$279,533	17,001	$154,989

	SIX MONTHS ENDED 2/29/24		YEAR ENDED 8/31/23
Class C	Shares	Amount	Shares	Amount
Shares sold	8,729	$91,859	512	$4,746
Shares issued in connection with
reinvestment of distributions	62	628	247	2,121
	8,791	92,487	759	6,867
Shares repurchased	(8)	(85)	(6)	(50)
Net increase	8,783	$92,402	753	$6,817

Retirement Advantage Funds 85

	SIX MONTHS ENDED 2/29/24		YEAR ENDED 8/31/23
Class R	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with
reinvestment of distributions	26	262	125	1,073
	26	262	125	1,073
Shares repurchased	—	—	—	—
Net increase	26	$262	125	$1,073

	SIX MONTHS ENDED 2/29/24		YEAR ENDED 8/31/23
Class R3	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with
reinvestment of distributions	29	291	128	1,104
	29	291	128	1,104
Shares repurchased	—	—	—	—
Net increase	29	$291	128	$1,104

	SIX MONTHS ENDED 2/29/24		YEAR ENDED 8/31/23
Class R4	Shares	Amount	Shares	Amount
Shares sold	131	$1,338	509	$4,762
Shares issued in connection with
reinvestment of distributions	196	1,990	986	8,474
	327	3,328	1,495	13,236
Shares repurchased	(52)	(502)	(2,029)	(18,632)
Net increase (decrease)	275	$2,826	(534)	$(5,396)

	SIX MONTHS ENDED 2/29/24		YEAR ENDED 8/31/23
Class R5	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with
reinvestment of distributions	34	341	134	1,154
	34	341	134	1,154
Shares repurchased	—	—	—	—
Net increase	34	$341	134	$1,154

	SIX MONTHS ENDED 2/29/24		YEAR ENDED 8/31/23
Class R6	Shares	Amount	Shares	Amount
Shares sold	114,806	$1,115,099	293,686	$2,765,322
Shares issued in connection with
reinvestment of distributions	27,183	275,903	104,331	897,247
	141,989	1,391,002	398,017	3,662,569
Shares repurchased	(94,186)	(938,325)	(245,656)	(2,255,231)
Net increase	47,803	$452,677	152,361	$1,407,338

86 Retirement Advantage Funds

	SIX MONTHS ENDED 2/29/24		YEAR ENDED 8/31/23
Class Y	Shares	Amount	Shares	Amount
Shares sold	—	$—	8,523	$79,574
Shares issued in connection with
reinvestment of distributions	268	2,715	134	1,154
	268	2,715	8,657	80,728
Shares repurchased	—	—	—	—
Net increase	268	$2,715	8,657	$80,728

2040 Fund

	SIX MONTHS ENDED 2/29/24		YEAR ENDED 8/31/23
Class A	Shares	Amount	Shares	Amount
Shares sold	67,774	$656,848	44,107	$410,710
Shares issued in connection with
reinvestment of distributions	3,104	30,510	2,547	21,647
	70,878	687,358	46,654	432,357
Shares repurchased	(21,648)	(215,033)	(13,368)	(123,771)
Net increase	49,230	$472,325	33,286	$308,586

	SIX MONTHS ENDED 2/29/24		YEAR ENDED 8/31/23
Class C	Shares	Amount	Shares	Amount
Shares sold	720	$6,999	966	$8,635
Shares issued in connection with
reinvestment of distributions	75	741	184	1,570
	795	7,740	1,150	10,205
Shares repurchased	(221)	(2,050)	(3)	(25)
Net increase	574	$5,690	1,147	$10,180

	SIX MONTHS ENDED 2/29/24		YEAR ENDED 8/31/23
Class R	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with
reinvestment of distributions	34	335	133	1,127
	34	335	133	1,127
Shares repurchased	—	—	—	—
Net increase	34	$335	133	$1,127

	SIX MONTHS ENDED 2/29/24		YEAR ENDED 8/31/23
Class R3	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with
reinvestment of distributions	37	366	136	1,157
	37	366	136	1,157
Shares repurchased	—	—	—	—
Net increase	37	$366	136	$1,157

Retirement Advantage Funds 87

	SIX MONTHS ENDED 2/29/24		YEAR ENDED 8/31/23
Class R4	Shares	Amount	Shares	Amount
Shares sold	260	$2,521	1,361	$12,451
Shares issued in connection with
reinvestment of distributions	199	1,963	565	4,802
	459	4,484	1,926	17,253
Shares repurchased	(206)	(1,955)	(55)	(508)
Net increase	253	$2,529	1,871	$16,745

	SIX MONTHS ENDED 2/29/24		YEAR ENDED 8/31/23
Class R5	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with
reinvestment of distributions	42	414	142	1,207
	42	414	142	1,207
Shares repurchased	—	—	—	—
Net increase	42	$414	142	$1,207

	SIX MONTHS ENDED 2/29/24		YEAR ENDED 8/31/23
Class R6	Shares	Amount	Shares	Amount
Shares sold	159,748	$1,508,699	370,228	$3,382,611
Shares issued in connection with
reinvestment of distributions	38,339	378,406	100,001	851,011
	198,087	1,887,105	470,229	4,233,622
Shares repurchased	(69,180)	(692,869)	(146,528)	(1,345,063)
Net increase	128,907	$1,194,236	323,701	$2,888,559

	SIX MONTHS ENDED 2/29/24		YEAR ENDED 8/31/23
Class Y	Shares	Amount	Shares	Amount
Shares sold	242	$2,500	1,701	$15,932
Shares issued in connection with
reinvestment of distributions	100	990	142	1,207
	342	3,490	1,843	17,139
Shares repurchased	—	—	—	—
Net increase	342	$3,490	1,843	$17,139

2035 Fund

	SIX MONTHS ENDED 2/29/24		YEAR ENDED 8/31/23
Class A	Shares	Amount	Shares	Amount
Shares sold	38,418	$371,735	81,758	$752,387
Shares issued in connection with
reinvestment of distributions	8,404	82,446	6,624	57,561
	46,822	454,181	88,382	809,948
Shares repurchased	(11,387)	(110,982)	(949)	(9,028)
Net increase	35,435	$343,199	87,433	$800,920

88 Retirement Advantage Funds

	SIX MONTHS ENDED 2/29/24		YEAR ENDED 8/31/23
Class C	Shares	Amount	Shares	Amount
Shares sold	5	$45	—	$—
Shares issued in connection with
reinvestment of distributions	42	412	127	1,098
	47	457	127	1,098
Shares repurchased	—	—	(1,706)	(15,761)
Net increase (decrease)	47	$457	(1,579)	$(14,663)

	SIX MONTHS ENDED 2/29/24		YEAR ENDED 8/31/23
Class R	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with
reinvestment of distributions	46	454	87	758
	46	454	87	758
Shares repurchased	—	—	—	—
Net increase	46	$454	87	$758

	SIX MONTHS ENDED 2/29/24		YEAR ENDED 8/31/23
Class R3	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with
reinvestment of distributions	49	484	89	777
	49	484	89	777
Shares repurchased	—	—	—	—
Net increase	49	$484	89	$777

	SIX MONTHS ENDED 2/29/24		YEAR ENDED 8/31/23
Class R4	Shares	Amount	Shares	Amount
Shares sold	525	$5,140	886	$8,253
Shares issued in connection with
reinvestment of distributions	156	1,536	215	1,872
	681	6,676	1,101	10,125
Shares repurchased	(56)	(539)	(22)	(203)
Net increase	625	$6,137	1,079	$9,922

	SIX MONTHS ENDED 2/29/24		YEAR ENDED 8/31/23
Class R5	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with
reinvestment of distributions	54	533	94	825
	54	533	94	825
Shares repurchased	—	—	—	—
Net increase	54	$533	94	$825

Retirement Advantage Funds 89

	SIX MONTHS ENDED 2/29/24		YEAR ENDED 8/31/23
Class R6	Shares	Amount	Shares	Amount
Shares sold	191,769	$1,824,382	374,371	$3,445,146
Shares issued in connection with
reinvestment of distributions	64,864	638,262	114,769	999,639
	256,633	2,462,644	489,140	4,444,785
Shares repurchased	(304,735)	(2,995,337)	(267,791)	(2,542,414)
Net increase (decrease)	(48,102)	$(532,693)	221,349	$1,902,371

	SIX MONTHS ENDED 2/29/24		YEAR ENDED 8/31/23
Class Y	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with
reinvestment of distributions	91	889	158	1,378
	91	889	158	1,378
Shares repurchased	—	—	—	—
Net increase	91	$889	158	$1,378

2030 Fund

	SIX MONTHS ENDED 2/29/24		YEAR ENDED 8/31/23
Class A	Shares	Amount	Shares	Amount
Shares sold	16,194	$153,659	53,755	$495,600
Shares issued in connection with
reinvestment of distributions	3,419	33,165	4,188	36,561
	19,613	186,824	57,943	532,161
Shares repurchased	(3,007)	(28,509)	(10,968)	(99,479)
Net increase	16,606	$158,315	46,975	$432,682

	SIX MONTHS ENDED 2/29/24		YEAR ENDED 8/31/23
Class C	Shares	Amount	Shares	Amount
Shares sold	742	$7,215	7,544	$68,204
Shares issued in connection with
reinvestment of distributions	315	3,039	407	3,535
	1,057	10,254	7,951	71,739
Shares repurchased	(5,543)	(54,818)	(1,595)	(14,912)
Net increase (decrease)	(4,486)	$(44,564)	6,356	$56,827

	SIX MONTHS ENDED 2/29/24		YEAR ENDED 8/31/23
Class R	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with
reinvestment of distributions	29	284	74	649
	29	284	74	649
Shares repurchased	—	—	—	—
Net increase	29	$284	74	$649

90 Retirement Advantage Funds

	SIX MONTHS ENDED 2/29/24		YEAR ENDED 8/31/23
Class R3	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with
reinvestment of distributions	32	312	77	677
	32	312	77	677
Shares repurchased	—	—	—	—
Net increase	32	$312	77	$677

	SIX MONTHS ENDED 2/29/24		YEAR ENDED 8/31/23
Class R4	Shares	Amount	Shares	Amount
Shares sold	68	$651	242	$2,243
Shares issued in connection with
reinvestment of distributions	33	321	744	6,516
	101	972	986	8,759
Shares repurchased	(3)	(29)	(9,959)	(93,029)
Net increase (decrease)	98	$943	(8,973)	$(84,270)

	SIX MONTHS ENDED 2/29/24		YEAR ENDED 8/31/23
Class R5	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with
reinvestment of distributions	37	357	82	722
	37	357	82	722
Shares repurchased	—	—	—	—
Net increase	37	$357	82	$722

	SIX MONTHS ENDED 2/29/24		YEAR ENDED 8/31/23
Class R6	Shares	Amount	Shares	Amount
Shares sold	313,935	$2,899,200	374,870	$3,465,763
Shares issued in connection with
reinvestment of distributions	49,074	477,978	94,019	823,602
	363,009	3,377,178	468,889	4,289,365
Shares repurchased	(243,397)	(2,357,609)	(259,283)	(2,416,253)
Net increase	119,612	$1,019,569	209,606	$1,873,112

	SIX MONTHS ENDED 2/29/24		YEAR ENDED 8/31/23
Class Y	Shares	Amount	Shares	Amount
Shares sold	10,051	$100,756	121	$1,089
Shares issued in connection with
reinvestment of distributions	49	479	96	839
	10,100	101,235	217	1,928
Shares repurchased	(3)	(25)	—	—
Net increase	10,097	$101,210	217	$1,928

Retirement Advantage Funds 91

2025 Fund

	SIX MONTHS ENDED 2/29/24		YEAR ENDED 8/31/23
Class A	Shares	Amount	Shares	Amount
Shares sold	11,739	$112,829	13,040	$121,465
Shares issued in connection with
reinvestment of distributions	3,952	38,685	2,440	22,107
	15,691	151,514	15,480	143,572
Shares repurchased	(24,131)	(235,306)	(64,316)	(590,081)
Net decrease	(8,440)	$(83,792)	(48,836)	$(446,509)

	SIX MONTHS ENDED 2/29/24		YEAR ENDED 8/31/23
Class C	Shares	Amount	Shares	Amount
Shares sold	15	$150	2,376	$22,389
Shares issued in connection with
reinvestment of distributions	123	1,203	112	1,008
	138	1,353	2,488	23,397
Shares repurchased	(112)	(1,078)	(3,995)	(37,700)
Net increase (decrease)	26	$275	(1,507)	$(14,303)

	SIX MONTHS ENDED 2/29/24		YEAR ENDED 8/31/23
Class R	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with
reinvestment of distributions	29	278	16	152
	29	278	16	152
Shares repurchased	—	—	—	—
Net increase	29	$278	16	$152

	SIX MONTHS ENDED 2/29/24		YEAR ENDED 8/31/23
Class R3	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with
reinvestment of distributions	31	305	19	177
	31	305	19	177
Shares repurchased	—	—	—	—
Net increase	31	$305	19	$177

	SIX MONTHS ENDED 2/29/24		YEAR ENDED 8/31/23
Class R4	Shares	Amount	Shares	Amount
Shares sold	421	$4,058	1,056	$9,838
Shares issued in connection with
reinvestment of distributions	343	3,361	244	2,212
	764	7,419	1,300	12,050
Shares repurchased	(71)	(678)	(2,033)	(18,778)
Net increase (decrease)	693	$6,741	(733)	$(6,728)

92 Retirement Advantage Funds

	SIX MONTHS ENDED 2/29/24		YEAR ENDED 8/31/23
Class R5	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with
reinvestment of distributions	36	347	24	218
	36	347	24	218
Shares repurchased	—	—	—	—
Net increase	36	$347	24	$218

	SIX MONTHS ENDED 2/29/24		YEAR ENDED 8/31/23
Class R6	Shares	Amount	Shares	Amount
Shares sold	234,071	$2,211,230	262,299	$2,451,284
Shares issued in connection with
reinvestment of distributions	39,342	385,551	29,873	270,948
	273,413	2,596,781	292,172	2,722,232
Shares repurchased	(228,746)	(2,255,042)	(281,148)	(2,640,048)
Net increase	44,667	$341,739	11,024	$82,184

	SIX MONTHS ENDED 2/29/24		YEAR ENDED 8/31/23
Class Y	Shares	Amount	Shares	Amount
Shares sold	—	$—	4,242	$40,000
Shares issued in connection with
reinvestment of distributions	179	1,756	24	218
	179	1,756	4,266	40,218
Shares repurchased	—	—	—	—
Net increase	179	$1,756	4,266	$40,218

Maturity Fund

	SIX MONTHS ENDED 2/29/24		YEAR ENDED 8/31/23
Class A	Shares	Amount	Shares	Amount
Shares sold	37	$364	19,290	$180,654
Shares issued in connection with
reinvestment of distributions	1,378	13,446	1,361	12,847
	1,415	13,810	20,651	193,501
Shares repurchased	(853)	(8,543)	(650)	(6,227)
Net increase	562	$5,267	20,001	$187,274

	SIX MONTHS ENDED 2/29/24		YEAR ENDED 8/31/23
Class C	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with
reinvestment of distributions	15	144	20	184
	15	144	20	184
Shares repurchased	—	—	—	—
Net increase	15	$144	20	$184

Retirement Advantage Funds 93

	SIX MONTHS ENDED 2/29/24		YEAR ENDED 8/31/23
Class R	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with
reinvestment of distributions	16	159	22	206
	16	159	22	206
Shares repurchased	—	—	—	—
Net increase	16	$159	22	$206

	SIX MONTHS ENDED 2/29/24		YEAR ENDED 8/31/23
Class R3	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with
reinvestment of distributions	18	170	24	221
	18	170	24	221
Shares repurchased	—	—	—	—
Net increase	18	$170	24	$221

	SIX MONTHS ENDED 2/29/24		YEAR ENDED 8/31/23
Class R4	Shares	Amount	Shares	Amount
Shares sold	133	$1,277	687	$6,532
Shares issued in connection with
reinvestment of distributions	64	621	69	648
	197	1,898	756	7,180
Shares repurchased	(15)	(148)	(24)	(224)
Net increase	182	$1,750	732	$6,956

	SIX MONTHS ENDED 2/29/24		YEAR ENDED 8/31/23
Class R5	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with
reinvestment of distributions	19	186	27	253
	19	186	27	253
Shares repurchased	—	—	—	—
Net increase	19	$186	27	$253

	SIX MONTHS ENDED 2/29/24		YEAR ENDED 8/31/23
Class R6	Shares	Amount	Shares	Amount
Shares sold	274,720	$2,567,469	384,927	$3,688,014
Shares issued in connection with
reinvestment of distributions	28,947	284,156	35,005	332,147
	303,667	2,851,625	419,932	4,020,161
Shares repurchased	(253,538)	(2,532,188)	(459,822)	(4,433,423)
Net increase (decrease)	50,129	$319,437	(39,890)	$(413,262)

94 Retirement Advantage Funds

	SIX MONTHS ENDED 2/29/24		YEAR ENDED 8/31/23
Class Y	Shares	Amount	Shares	Amount
Shares sold	—	$—	106	$1,000
Shares issued in connection with
reinvestment of distributions	51	499	64	607
	51	499	170	1,607
Shares repurchased	—	—	—	—
Net increase	51	$499	170	$1,607

At the close of the reporting period, Putnam Investments, LLC owned the following shares of each fund:

			Fair value at the end of the
	Shares owned	Percentage of shares outstanding	reporting period
2065 Fund class C	1,160	27.95%	$12,899
2065 Fund class R	1,164	76.68	13,048
2065 Fund class R3	1,167	100.00	13,149
2065 Fund class R4	1,177	16.33	13,253
2065 Fund class R5	1,180	100.00	13,317
2065 Fund class R6	1,184	6.39	13,356
2065 Fund class Y	1,181	94.48	13,322
2060 Fund class C	1,309	31.58	13,980
2060 Fund class R	1,310	100.00	14,143
2060 Fund class R3	1,317	100.00	14,266
2060 Fund class R4	1,329	44.24	14,393
2060 Fund class R5	1,334	100.00	14,462
2060 Fund class Y	1,334	65.17	14,461
2055 Fund class C	1,259	14.32	13,761
2055 Fund class R	1,264	100.00	13,923
2055 Fund class R3	1,273	100.00	14,042
2055 Fund class R4	1,284	46.40	14,163
2055 Fund class R5	1,290	100.00	14,235
2055 Fund class Y	1,290	90.21	14,242
2050 Fund class C	1,287	87.85	13,475
2050 Fund class R	1,298	100.00	13,641
2050 Fund class R3	1,308	100.00	13,759
2050 Fund class R4	1,320	25.29	13,873
2050 Fund class R5	1,325	100.00	13,948
2050 Fund class Y	1,325	91.95	13,952
2045 Fund class C	1,238	10.58	13,209
2045 Fund class R	1,249	100.00	13,367
2045 Fund class R3	1,259	100.00	13,483
2045 Fund class R4	1,270	16.11	13,602
2045 Fund class R5	1,275	100.00	13,669
2045 Fund class Y	1,275	12.71	13,668
2040 Fund class C	1,250	37.98	12,913
2040 Fund class R	1,262	100.00	13,071

Retirement Advantage Funds 95

			Fair value at the end of the
	Shares owned	Percentage of shares outstanding	reporting period
2040 Fund class R3	1,272	100.00%	$13,183
2040 Fund class R4	1,283	20.08	13,292
2040 Fund class R5	1,288	100.00	13,365
2040 Fund class Y	1,289	39.19	13,367
2035 Fund class C	1,218	99.59	12,436
2035 Fund class R	1,227	100.00	12,576
2035 Fund class R3	1,235	100.00	12,685
2035 Fund class R4	1,247	31.99	12,794
2035 Fund class R5	1,251	100.00	12,859
2035 Fund class Y	1,252	59.90	12,858
2030 Fund class C	1,171	14.88	11,593
2030 Fund class R	1,172	100.00	11,742
2030 Fund class R3	1,182	100.00	11,843
2030 Fund class R4	1,181	71.58	11,940
2030 Fund class R5	1,197	100.00	12,006
2030 Fund class Y	1,197	10.35	12,006
2025 Fund class C	1,066	18.90	10,575
2025 Fund class R	1,075	100.00	10,704
2025 Fund class R3	1,083	100.00	10,795
2025 Fund class R4	1,093	9.80	10,886
2025 Fund class R5	1,098	100.00	10,943
2025 Fund class Y	1,098	20.03	10,947
Maturity Fund class C	1,042	99.71	10,337
Maturity Fund class R	1,049	100.00	10,488
Maturity Fund class R3	1,053	100.00	10,575
Maturity Fund class R4	1,056	32.61	10,666
Maturity Fund class R5	1,058	100.00	10,717
Maturity Fund class Y	1,054	41.41	10,677

At the close of the reporting period, the following funds had shareholders of record that owned the following percentages of the outstanding shares of the fund.

2065 Fund	6.3%, 10.8%, 13.7%
2060 Fund	5.7%, 40.3%
2055 Fund	5.8%, 31.0%
2050 Fund	9.9%, 37.4%
2045 Fund	10.2%, 36.9%
2040 Fund	6.3%, 6.3%, 12.9%, 33.7%
2035 Fund	16.9%, 33.2%
2030 Fund	7.9%, 8.9%, 11.2%, 11.7%, 23.7%
2025 Fund	5.2%, 5.2%, 7.0%, 7.3%, 13.0%, 25.3%
Maturity Fund	5.0%, 5.2%, 5.2%, 6.0%, 16.6%, 28.2%

96 Retirement Advantage Funds

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Retirement Advantage Funds 97

Note 5: Affiliated transactions

Transactions during the reporting period with any company which is under common ownership or control, or involving securities of companies in which a fund owned at least 5% of the outstanding voting securities, were as follows:

2065 Fund

							Change in
							unrealized	Shares
	Fair value	Purchase	Sale	Investment	Capital gain	Realized	appreciation	outstanding	Fair value
Affiliates	as of 8/31/23	cost	proceeds	income	distributions	gain (loss)	(depreciation)	as of 2/29/24	as of 2/29/24
Putnam Dynamic Asset Allocation
Equity Fund Class P	$408,721	$148,570	$61,715	$2,541	$6,532	$(11,715)	$70,661	40,924	$554,522
Putnam Dynamic Asset Allocation
Growth Fund Class P	112,303	45,247	17,116	3,350	2,286	(1,458)	12,415	7,784	151,391
Putnam Short Term Investment Fund
Class G	2,529	1,643	964	74	—	—	—	3,208	3,208
Totals	$523,553	$195,460	$79,795	$5,965	$8,818	$(13,173)	$83,076		$709,121

2060 Fund

							Change in
							unrealized	Shares
	Fair value	Purchase	Sale	Investment	Capital gain	Realized	appreciation	outstanding	Fair value
Affiliates	as of 8/31/23	cost	proceeds	income	distributions	gain (loss)	(depreciation)	as of 2/29/24	as of 2/29/24
Putnam Dynamic Asset Allocation
Equity Fund Class P	$1,726,544	$552,676	$218,542	$10,976	$28,342	$(43,043)	$302,800	171,250	$2,320,435
Putnam Dynamic Asset Allocation
Growth Fund Class P	778,602	345,183	75,919	25,148	17,161	(8,277)	95,247	58,346	1,134,836
Putnam Short Term Investment Fund
Class G	12,924	6,993	3,005	397	—	—	—	16,912	16,912
Totals	$2,518,070	$904,852	$297,466	$36,521	$45,503	$(51,320)	$398,047		$3,472,183

2055 Fund

							Change in
							unrealized	Shares
	Fair value	Purchase	Sale	Investment	Capital gain	Realized	appreciation	outstanding	Fair value
Affiliates	as of 8/31/23	cost	proceeds	income	distributions	gain (loss)	(depreciation)	as of 2/29/24	as of 2/29/24
Putnam Dynamic Asset Allocation
Equity Fund Class P	$1,817,128	$526,246	$299,957	$11,007	$28,420	$(72,060)	$329,949	169,838	$2,301,306
Putnam Dynamic Asset Allocation
Growth Fund Class P	2,064,403	818,181	228,892	63,878	43,591	(15,232)	235,596	147,766	2,874,056
Putnam Short Term Investment Fund
Class G	20,396	10,178	4,744	610	—	—	—	25,830	25,830
Totals	$3,901,927	$1,354,605	$533,593	$75,495	$72,011	$(87,292)	$565,545		$5,201,192

98 Retirement Advantage Funds	Retirement Advantage Funds 99

2050 Fund

							Change in
							unrealized	Shares
	Fair value	Purchase	Sale	Investment	Capital gain	Realized	appreciation	outstanding	Fair value
Affiliates	as of 8/31/23	cost	proceeds	income	distributions	gain (loss)	(depreciation)	as of 2/29/24	as of 2/29/24
Putnam Dynamic Asset Allocation
Equity Fund Class P	$1,310,231	$251,484	$301,731	$7,473	$19,296	($58,722)	$224,388	105,214	$1,425,650
Putnam Dynamic Asset Allocation
Growth Fund Class P	4,759,673	1,272,621	607,352	140,673	95,992	(93,488)	555,994	302,697	5,887,448
Putnam Short Term Investment Fund
Class G	38,213	21,842	9,061	1,160	—	—	—	50,994	50,994
Totals	$6,108,117	$1,545,947	$918,144	$149,306	$115,288	$(152,210)	$780,382		$7,364,092

2045 Fund

							Change in
							unrealized	Shares
	Fair value	Purchase	Sale	Investment	Capital gain	Realized	appreciation	outstanding	Fair value
Affiliates	as of 8/31/23	cost	proceeds	income	distributions	gain (loss)	(depreciation)	as of 2/29/24	as of 2/29/24
Putnam Dynamic Asset Allocation
Balanced Fund Class P	$60,568	$80,367	$9,003	$875	$1,495	$499	$10,544	8,964	$142,975
Putnam Dynamic Asset Allocation
Equity Fund Class P	142,078	8,967	152,292	417	1,077	5,310	(4,063)	—	—
Putnam Dynamic Asset Allocation
Growth Fund Class P	9,719,555	1,963,449	923,419	277,571	189,408	(84,365)	989,202	599,713	11,664,422
Putnam Short Term Investment Fund
Class G	195,351	71,623	21,418	5,905	—	—	—	245,556	245,556
Totals	$10,117,552	$2,124,406	$1,106,132	$284,768	$191,980	$(78,556)	$995,683		$12,052,953

2040 Fund

							Change in
							unrealized	Shares
	Fair value	Purchase	Sale	Investment	Capital gain	Realized	appreciation	outstanding	Fair value
Affiliates	as of 8/31/23	cost	proceeds	income	distributions	gain (loss)	(depreciation)	as of 2/29/24	as of 2/29/24
Putnam Dynamic Asset Allocation
Balanced Fund Class P	$3,322,039	$1,364,230	$315,960	$41,013	$63,825	$(45,873)	$432,985	298,271	$4,757,421
Putnam Dynamic Asset Allocation
Growth Fund Class P	6,878,756	1,716,695	1,112,283	206,649	141,028	(199,729)	851,839	418,266	8,135,278
Putnam Short Term Investment Fund
Class G	329,785	127,395	44,382	10,033	—	—	—	412,798	412,798
Totals	$10,530,580	$3,208,320	$1,472,625	$257,695	$204,853	$(245,602)	$1,284,824		$13,305,497

2035 Fund

							Change in
							unrealized	Shares
	Fair value	Purchase	Sale	Investment	Capital gain	Realized	appreciation	outstanding	Fair value
Affiliates	as of 8/31/23	cost	proceeds	income	distributions	gain (loss)	(depreciation)	as of 2/29/24	as of 2/29/24
Putnam Dynamic Asset Allocation
Balanced Fund Class P	$13,256,924	$3,103,341	$2,628,543	$148,851	$216,941	$(527,210)	$1,768,807	938,766	$14,973,319
Putnam Dynamic Asset Allocation
Growth Fund Class P	2,177,071	310,325	1,266,905	46,823	31,951	28,526	77,685	68,211	1,326,702
Putnam Short Term Investment Fund
Class G	665,576	188,934	143,046	18,413	—	—	—	711,464	711,464
Totals	$16,099,571	$3,602,600	$4,038,494	$214,087	$248,892	$(498,684)	$1,846,492		$17,011,485

100 Retirement Advantage Funds	Retirement Advantage Funds 101

2030 Fund

							Change in
							unrealized	Shares
	Fair value	Purchase	Sale	Investment	Capital gain	Realized	appreciation	outstanding	Fair value
Affiliates	as of 8/31/23	cost	proceeds	income	distributions	gain (loss)	(depreciation)	as of 2/29/24	as of 2/29/24
Putnam Multi-Asset Income Fund
Class P	$1,764,070	$671,312	$314,738	$42,249	$—	$(39,472)	$163,481	219,633	$2,244,653
Putnam Dynamic Asset Allocation
Balanced Fund Class P	7,417,011	1,697,007	2,279,604	84,410	123,757	(339,079)	998,311	469,821	7,493,646
Putnam Dynamic Asset Allocation
Conservative Fund Class P	4,626,049	2,036,115	850,770	78,098	—	(131,493)	533,099	598,555	6,213,000
Putnam Short Term Investment Fund
Class G	795,705	282,232	163,032	23,694	—	—	—	914,905	914,905
Totals	$14,602,835	$4,686,666	$3,608,144	$228,451	$123,757	$(510,044)	$1,694,891		$16,866,204

2025 Fund

							Change in
							unrealized	Shares
	Fair value	Purchase	Sale	Investment	Capital gain	Realized	appreciation	outstanding	Fair value
Affiliates	as of 8/31/23	cost	proceeds	income	distributions	gain (loss)	(depreciation)	as of 2/29/24	as of 2/29/24
Putnam Multi-Asset Income Fund
Class P	$6,486,816	$3,335,071	$1,486,259	$163,177	$—	$(122,774)	$600,742	862,387	$8,813,596
Putnam Dynamic Asset Allocation
Balanced Fund Class P	892,198	177,270	316,771	10,067	14,167	(24,450)	95,991	51,676	824,238
Putnam Dynamic Asset Allocation
Conservative Fund Class P	4,385,468	730,461	2,385,989	50,498	—	(266,399)	487,417	284,293	2,950,958
Putnam Short Term Investment Fund
Class G	758,300	218,339	177,121	21,593	—	—	—	799,518	799,518
Totals	$12,522,782	$4,461,141	$4,366,140	$245,335	$14,167	$(413,623)	$1,184,150		$13,388,310

Maturity Fund

							Change in
							unrealized	Shares
	Fair value	Purchase	Sale	Investment	Capital gain	Realized	appreciation	outstanding	Fair value
Affiliates	as of 8/31/23	cost	proceeds	income	distributions	gain (loss)	(depreciation)	as of 2/29/24	as of 2/29/24
Putnam Multi-Asset Income Fund
Class P	$11,946,524	$2,703,847	$2,454,025	$264,008	$—	$(292,029)	$1,106,538	1,273,078	$13,010,855
Putnam Short Term Investment Fund
Class G	768,224	238,715	179,450	22,471	—	—	—	827,489	827,489
Totals	$12,714,748	$2,942,562	$2,633,475	$286,479	$—	$(292,029)	$1,106,538		$13,838,344

Note 6: Market, credit and other risks

In the normal course of business, the underlying Putnam Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The underlying Putnam Funds may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. The underlying Putnam Funds may invest in foreign securities that involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations. The financial statements of the underlying Putnam Funds contain additional information about the expenses and investments of the underlying Putnam Funds and are available upon request.

102 Retirement Advantage Funds	Retirement Advantage Funds 103

Shareholder meeting results (Unaudited)

October 20, 2023 special meeting

At the meeting, a new Management Contract for Putnam Retirement Advantage 2065 Fund with Putnam Investment Management, LLC was approved, as follows:

Votes for	Votes against	Abstentions/Votes withheld
26,648	—	—

At the meeting, a new Sub-Management Contract for Putnam Retirement Advantage 2065 Fund between Putnam Investment Management, LLC and Putnam Investments Limited was approved, as follows:

Votes for	Votes against	Abstentions/Votes withheld
26,648	—	—

All tabulations are rounded to the nearest whole number.

November 17, 2023 special meeting

At the meeting, a new Management Contract for Putnam Retirement Advantage 2035 Fund with Putnam Investment Management, LLC was approved, as follows:

Votes for	Votes against	Abstentions/Votes withheld
743,288	24,873	73,939

At the meeting, a new Sub-Management Contract for Putnam Retirement Advantage 2035 Fund between Putnam Investment Management, LLC and Putnam Investments Limited was approved, as follows:

Votes for	Votes against	Abstentions/Votes withheld
743,288	24,873	73,939

All tabulations are rounded to the nearest whole number.

November 17, 2023 special meeting

At the meeting, a new Management Contract for Putnam Retirement Advantage 2030 Fund with Putnam Investment Management, LLC was approved, as follows:

Votes for	Votes against	Abstentions/Votes withheld
690,026	22,725	52,997

At the meeting, a new Sub-Management Contract for Putnam Retirement Advantage 2030 Fund between Putnam Investment Management, LLC and Putnam Investments Limited was approved, as follows:

Votes for	Votes against	Abstentions/Votes withheld
690,026	22,725	52,997

All tabulations are rounded to the nearest whole number.

104 Retirement Advantage Funds

Shareholder meeting results cont.

January 31, 2024 special meeting

At the meeting, a new Management Contract for Putnam Retirement Advantage 2055 Fund with Putnam Investment Management, LLC was approved, as follows:

Votes for	Votes against	Abstentions/Votes withheld
142,189	23,413	14,727

At the meeting, a new Sub-Management Contract for Putnam Retirement Advantage 2055 Fund between Putnam Investment Management, LLC and Putnam Investments Limited was approved, as follows:

Votes for	Votes against	Abstentions/Votes withheld
139,882	23,413	17,034

All tabulations are rounded to the nearest whole number.

January 31, 2024 special meeting

At the meeting, a new Management Contract for Putnam Retirement Advantage 2025 Fund with Putnam Investment Management, LLC was approved, as follows:

Votes for	Votes against	Abstentions/Votes withheld
533,019	107,480	67,383

At the meeting, a new Sub-Management Contract for Putnam Retirement Advantage 2025 Fund between Putnam Investment Management, LLC and Putnam Investments Limited was approved, as follows:

Votes for	Votes against	Abstentions/Votes withheld
533,019	107,480	67,383

All tabulations are rounded to the nearest whole number.

January 31, 2024 special meeting

At the meeting, a new Management Contract for Putnam Retirement Advantage Maturity Fund with Putnam Investment Management, LLC was approved, as follows:

Votes for	Votes against	Abstentions/Votes withheld
610,277	47	185,737

At the meeting, a new Sub-Management Contract for Putnam Retirement Advantage Maturity Fund between Putnam Investment Management, LLC and Putnam Investments Limited was approved, as follows:

Votes for	Votes against	Abstentions/Votes withheld
610,277	47	185,737

All tabulations are rounded to the nearest whole number.

Retirement Advantage Funds 105

Shareholder meeting results cont.

February 14, 2024 special meeting

At the meeting, a new Management Contract for Putnam Retirement Advantage 2060 Fund with Putnam Investment Management, LLC was approved, as follows:

Votes for	Votes against	Abstentions/Votes withheld
193,460	8,174	3,327

At the meeting, a new Sub-Management Contract for Putnam Retirement Advantage 2060 Fund between Putnam Investment Management, LLC and Putnam Investments Limited was approved, as follows:

Votes for	Votes against	Abstentions/Votes withheld
193,460	8,174	3,327

All tabulations are rounded to the nearest whole number.

February 14, 2024 special meeting

At the meeting, a new Management Contract for Putnam Retirement Advantage 2050 Fund with Putnam Investment Management, LLC was approved, as follows:

Votes for	Votes against	Abstentions/Votes withheld
445,997	—	27,764

At the meeting, a new Sub-Management Contract for Putnam Retirement Advantage 2050 Fund between Putnam Investment Management, LLC and Putnam Investments Limited was approved, as follows:

Votes for	Votes against	Abstentions/Votes withheld
445,997	—	27,764

All tabulations are rounded to the nearest whole number.

February 14, 2024 special meeting

At the meeting, a new Management Contract for Putnam Retirement Advantage 2045 Fund with Putnam Investment Management, LLC was approved, as follows:

Votes for	Votes against	Abstentions/Votes withheld
693,350	23,479	68,620

At the meeting, a new Sub-Management Contract for Putnam Retirement Advantage 2045 Fund between Putnam Investment Management, LLC and Putnam Investments Limited was approved, as follows:

Votes for	Votes against	Abstentions/Votes withheld
693,350	23,479	68,620

All tabulations are rounded to the nearest whole number.

106 Retirement Advantage Funds

Shareholder meeting results cont.

February 14, 2024 special meeting

At the meeting, a new Management Contract for Putnam Retirement Advantage 2040 Fund with Putnam Investment Management, LLC was approved, as follows:

Votes for	Votes against	Abstentions/Votes withheld
808,019	1,476	40,654

At the meeting, a new Sub-Management Contract for Putnam Retirement Advantage 2040 Fund between Putnam Investment Management, LLC and Putnam Investments Limited was approved, as follows:

Votes for	Votes against	Abstentions/Votes withheld
808,019	1,476	40,654

All tabulations are rounded to the nearest whole number.

Retirement Advantage Funds 107

Fund information

Investment Manager	Trustees	Jonathan S. Horwitz
Putnam Investment	Kenneth R. Leibler, Chair	Executive Vice President,
Management, LLC	Barbara M. Baumann, Vice Chair	Principal Executive Officer,
100 Federal Street	Liaquat Ahamed	and Compliance Liaison
Boston, MA 02110	Katinka Domotorffy
	Catharine Bond Hill	Kelley Hunt
Investment Sub-Advisor	Jennifer Williams Murphy	AML Compliance Officer
Putnam Investments Limited	Marie Pillai
16 St James’s Street	George Putnam III	Martin Lemaire
London, England SW1A 1ER	Robert L. Reynolds	Vice President and
	Manoj P. Singh	Derivatives Risk Manager
Marketing Services	Mona K. Sutphen
Putnam Retail Management	Jane E. Trust	Alan G. McCormack
Limited Partnership		Vice President and
100 Federal Street	Officers	Derivatives Risk Manager
Boston, MA 02110	Robert L. Reynolds
	President, The Putnam Funds	Denere P. Poulack
Custodian		Assistant Vice President,
State Street Bank	Kevin R. Blatchford	Assistant Clerk, and
and Trust Company	Vice President and	Assistant Treasurer
Assistant Treasurer
Legal Counsel		Janet C. Smith
Ropes & Gray LLP	James F. Clark	Vice President,
	Vice President and	Principal Financial Officer,
	Chief Compliance Officer	Principal Accounting Officer,
and Assistant Treasurer
Michael J. Higgins
	Vice President, Treasurer,	Stephen J. Tate
	and Clerk	Vice President and
Chief Legal Officer

This report is for the information of shareholders of Putnam Retirement Advantage Funds. It may also be used as sales literature when preceded or accompanied by the current prospectus, the most recent copy of the fund’s Quarterly Performance Summary, and the fund’s Quarterly Ranking Summary. For more recent performance, please visit putnam.com or franklintempleton.com. Investors should carefully consider the investment objectives, risks, charges, and expenses of a fund, which are described in its prospectus. For this and other information or to request a prospectus or summary prospectus, call 1-800-225-1581 toll free. Please read the prospectus carefully before investing. The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

This page left blank intentionally.

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Disclosures of Securities Lending Activities for Closed-End Investment Companies:

Not Applicable

Item 13. Recovery of Erroneously Awarded Compensation.

Not Applicable

Item 14. Exhibits:

(a)(1) Not applicable

(a)(2) Not applicable

(a)(3) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Target Date Funds

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: April 25, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: April 25, 2024

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer

Date: April 25, 2024